American Funds® Multi-Sector Income Fund
Investment portfolio
March 31, 2024
unaudited

Bonds, notes & other debt instruments 94.37% Corporate bonds, notes & loans 68.66% Financials 14.06%	Principal amount (000)	Value (000)
AG Issuer, LLC 6.25% 3/1/2028[1]	USD11,575	$11,344
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]	16,440	17,034
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[1,2]	3,964	4,134
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]	10,350	9,755
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[1]	18,918	18,654
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]	12,025	11,183
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[1]	2,510	2,537
Alpha Bank SA 4.25% 2/13/2030 (5-year EUR Mid-Swap + 4.504% on 2/13/2025)[2]	EUR20,954	22,182
Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[2]	3,046	3,231
American Express Co. 5.098% 2/16/2028 (USD-SOFR + 1.00% on 2/16/2027)[2]	USD3,275	3,271
American International Group, Inc. 5.125% 3/27/2033	9,222	9,177
AmWINS Group, Inc. 6.375% 2/15/2029[1]	11,120	11,187
AmWINS Group, Inc. 4.875% 6/30/2029[1]	20,615	19,262
Aon Corp. 5.35% 2/28/2033	6,127	6,163
Aon North America, Inc. 5.15% 3/1/2029	1,450	1,459
Aon North America, Inc. 5.30% 3/1/2031	1,075	1,084
Aon North America, Inc. 5.45% 3/1/2034	15,055	15,237
Aon North America, Inc. 5.75% 3/1/2054	2,125	2,181
Aretec Group, Inc. 7.50% 4/1/2029[1]	25,184	24,003
Aretec Group, Inc. 10.00% 8/15/2030[1]	11,095	12,133
AssuredPartners, Inc. 5.625% 1/15/2029[1]	11,273	10,397
Bangkok Bank Public Co., Ltd. 4.45% 9/19/2028	200	195
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[2]	23,400	20,885
Bangkok Bank Public Co., Ltd. 3.466% 9/23/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.15% on 9/23/2031)[2]	13,600	11,484
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027)[2]	20,774	20,623
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[2]	13,036	13,002
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[2]	7,566	7,850
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[2]	12,342	12,427
Bank of East Asia, Ltd. 4.875% 4/22/2032 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 4/22/2027)[2]	7,000	6,583
Bank of East Asia, Ltd. 5.825% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.527% on 10/21/2025)[2]	4,610	4,472
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[2]	723	724
Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034)[2]	10,477	10,433
BBVA Bancomer SA 5.875% 9/13/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.308% on 9/13/2029)[2]	17,200	16,288
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[1,2]	13,815	14,597
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[2]	9,733	10,284
BBVA Bancomer, SA 8.125% 1/8/2039[1,2]	4,267	4,424
BlackRock Funding, Inc. 4.70% 3/14/2029	501	502
BlackRock Funding, Inc. 5.00% 3/14/2034	11,700	11,753
American Funds Multi-Sector Income Fund — Page 1 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
BlackRock Funding, Inc. 5.25% 3/14/2054	USD19,536	$19,650
Block, Inc. 2.75% 6/1/2026	5,105	4,806
Block, Inc. 3.50% 6/1/2031	2,323	2,024
Blue Owl Credit Income Corp. 4.70% 2/8/2027	2,171	2,061
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]	283	247
BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034)[1,2]	30,000	30,223
Boost Newco Borrower, LLC 7.50% 1/15/2031[1]	19,050	19,956
BPCE SA 2.277% 1/20/2032 (USD-SOFR + 1.312% on 1/20/2031)[1,2]	20,870	16,933
BPCE SA 7.003% 10/19/2034 (USD-SOFR + 2.59% on 10/19/2033)[1,2]	1,460	1,590
Bread Financial Holdings, Inc. 9.75% 3/15/2029[1]	9,445	9,838
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,2]	18,325	19,600
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,2]	13,750	13,878
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[2]	4,758	4,744
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[2]	33,997	34,295
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[2]	16,575	17,224
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[2]	55,143	56,174
Charles Schwab Corp. (The) 5.853% 5/19/2034 (USD-SOFR + 2.50% on 5/19/2033)[2]	4,306	4,412
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031	1,700	1,412
Chubb INA Holdings, Inc. 5.00% 3/15/2034	12,579	12,629
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[2]	14,425	14,362
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[2]	20	16
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[2]	5,053	4,297
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[2]	20,010	17,883
Citigroup, Inc. 4.91% 5/24/2033 (USD-SOFR + 2.086% on 5/24/2032)[2]	6,932	6,686
Citigroup, Inc. 6.27% 11/17/2033 (USD-SOFR + 2.338% on 11/17/2032)[2]	9,917	10,478
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[2]	9,225	9,373
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[2]	10,000	9,990
CMB International Leasing Management, Ltd. 2.75% 8/12/2030	5,505	4,770
Coinbase Global, Inc. 3.375% 10/1/2028[1]	15,303	13,128
Coinbase Global, Inc. 3.625% 10/1/2031[1]	15,070	12,186
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]	31,455	29,920
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]	11,605	10,384
Corebridge Financial, Inc. 3.90% 4/5/2032	12,896	11,612
Corebridge Financial, Inc. 4.35% 4/5/2042	1,622	1,370
Corebridge Financial, Inc. 4.40% 4/5/2052	8,947	7,304
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,2]	3,450	3,330
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[2]	7,299	6,704
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[2]	10,207	10,562
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[2]	7,425	7,766
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[2]	5,020	5,177
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[2]	10,611	10,629
Five Corners Funding Trust III 5.791% 2/15/2033[1]	5,520	5,696
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[2]	9,660	9,243
Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[2]	9,987	10,511
Goldman Sachs Group, Inc. 1.992% 1/27/2032 (USD-SOFR + 1.09% on 1/27/2031)[2]	6,831	5,530
Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[2]	3,191	2,679
Goldman Sachs Group, Inc. 2.65% 10/21/2032 (USD-SOFR + 1.264% on 10/21/2031)[2]	16,449	13,691
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[2]	25,655	21,949
Goldman Sachs Group, Inc. 3.436% 2/24/2043 (USD-SOFR + 1.632% on 2/24/2042)[2]	3,010	2,333
GTCR (AP) Finance, Inc. 8.00% 5/15/2027[1]	9,122	9,159
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[1,2]	2,000	1,846
Hightower Holding, LLC 6.75% 4/15/2029[1]	12,115	11,397
American Funds Multi-Sector Income Fund — Page 2 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Howden UK Refinance PLC 7.25% 2/15/2031[1]	USD26,375	$26,502
Howden UK Refinance 2 PLC 8.125% 2/15/2032[1]	25,785	26,028
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[2]	2,093	1,835
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[2]	30,721	25,789
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[2]	3,892	3,253
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[2]	9,260	10,133
HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[2]	5,748	5,820
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[2]	32,763	35,162
HUB International, Ltd. 5.625% 12/1/2029[1]	12,508	11,740
HUB International, Ltd. 7.25% 6/15/2030[1]	26,381	27,130
HUB International, Ltd. 7.375% 1/31/2032[1]	12,035	12,124
HUB International, Ltd., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.574% 6/20/2030[3,4]	4,100	4,105
Huntington Bancshares, Inc. 6.208% 8/21/2029 (USD-SOFR + 2.02% on 8/21/2028)[2]	14,550	14,901
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]	17,645	16,132
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[2]	5,350	4,952
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[2]	12,655	12,552
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[2]	2,656	2,165
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[2]	62	62
JPMorgan Chase & Co. 5.336% 1/23/2035 (USD-SOFR + 1.62% on 1/23/2034)[2]	5,545	5,569
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[2]	29,100	27,081
Korea Exchange Bank 3.25% 3/30/2027[1]	4,110	3,906
Korea Exchange Bank 3.25% 3/30/2027	3,890	3,696
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[2]	4,000	4,039
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[2]	27,169	27,346
LPL Holdings, Inc. 4.625% 11/15/2027[1]	3,009	2,890
LPL Holdings, Inc. 4.00% 3/15/2029[1]	13,325	12,259
LPL Holdings, Inc. 4.375% 5/15/2031[1]	5,945	5,416
MetLife, Inc. 5.375% 7/15/2033	4,471	4,566
Metropolitan Life Global Funding I 5.15% 3/28/2033[1]	1,808	1,811
Morgan Stanley 5.123% 2/1/2029 (USD-SOFR + 1.73% on 2/1/2028)[2]	4,758	4,748
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[2]	1,423	1,422
Morgan Stanley 1.794% 2/13/2032 (USD-SOFR + 1.034% on 2/13/2031)[2]	2,804	2,242
Morgan Stanley 2.511% 10/20/2032 (USD-SOFR + 1.20% on 10/20/2031)[2]	459	380
Morgan Stanley 4.889% 7/20/2033 (USD-SOFR + 2.077% on 7/20/2032)[2]	2,810	2,726
Morgan Stanley 5.25% 4/21/2034 (USD-SOFR + 1.87% on 4/21/2033)[2]	14,746	14,636
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[2]	38,080	38,214
Morgan Stanley 6.627% 11/1/2034 (USD-SOFR + 2.05% on 11/1/2033)[2]	5,787	6,335
Morgan Stanley 5.466% 1/18/2035 (USD-SOFR + 1.73% on 1/18/2034)[2]	6,309	6,368
Morgan Stanley 5.942% 2/7/2039 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.80% on 2/7/2039)[2]	6,416	6,381
Nasdaq, Inc. 5.55% 2/15/2034	6,000	6,105
Nasdaq, Inc. 5.95% 8/15/2053	8,000	8,436
Nasdaq, Inc. 6.10% 6/28/2063	5,000	5,336
Navient Corp. 5.00% 3/15/2027	9,220	8,840
Navient Corp. 4.875% 3/15/2028	5,190	4,842
Navient Corp. 5.50% 3/15/2029	3,330	3,104
Navient Corp. 9.375% 7/25/2030	14,000	14,991
Navient Corp. 11.50% 3/15/2031	12,580	14,015
Navient Corp. 5.625% 8/1/2033	26,875	22,271
New York Life Global Funding 4.90% 6/13/2028[1]	4,990	4,987
New York Life Global Funding 4.55% 1/28/2033[1]	4,621	4,463
American Funds Multi-Sector Income Fund — Page 3 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
NFP Corp. 6.875% 8/15/2028[1]	USD14,269	$14,462
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[1]	1,990	1,981
OneMain Finance Corp. 7.125% 3/15/2026	1,385	1,411
Osaic Holdings, Inc. 10.75% 8/1/2027[1]	7,171	7,437
Osaic Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.827% 8/17/2028[3,4]	6,444	6,466
Owl Rock Capital Corp. 3.75% 7/22/2025	1,063	1,032
Oxford Finance, LLC 6.375% 2/1/2027[1]	7,076	6,717
PayPal Holdings, Inc. 5.05% 6/1/2052	6,677	6,349
PayPal Holdings, Inc. 5.25% 6/1/2062	3,235	3,101
PNC Financial Services Group, Inc. 5.30% 1/21/2028 (USD-SOFR + 1.342% on 1/21/2027)[2]	2,900	2,904
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[2]	5,942	6,016
PNC Financial Services Group, Inc. 6.037% 10/28/2033 (USD-SOFR + 2.14% on 10/28/2032)[2]	3,126	3,234
PNC Financial Services Group, Inc. 5.939% 8/18/2034 (USD-SOFR + 1.946% on 8/18/2033)[2]	16,543	16,982
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[2]	49,939	54,713
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[2]	5,850	5,906
Power Finance Corp., Ltd. 6.15% 12/6/2028	1,200	1,233
Power Finance Corp., Ltd. 4.50% 6/18/2029	3,300	3,167
Power Finance Corp., Ltd. 3.90% 9/16/2029	2,700	2,494
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027)[2]	12,800	11,901
Rede D’Or Finance SARL 4.50% 1/22/2030[1]	1,938	1,756
Ryan Specialty Group, LLC 4.375% 2/1/2030[1]	15,145	14,174
State Street Corp. 4.821% 1/26/2034 (USD-SOFR + 1.567% on 1/26/2033)[2]	27,949	27,212
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[2]	7,062	7,035
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	8,300	8,555
SVB Financial Group 4.70% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.064% on 11/15/2031)[2,5]	3,843	65
Synchrony Financial 2.875% 10/28/2031	15,000	11,980
Synchrony Financial 7.25% 2/2/2033	15,000	14,908
Travelers Companies, Inc. 5.45% 5/25/2053	1,333	1,382
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[2]	3,213	3,427
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[2]	27,931	28,284
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[2]	18,011	18,097
Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 10.073% 3/8/2032[3,4]	33,610	33,862
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[2]	8,866	8,694
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[2]	5,938	5,641
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[2]	5,143	5,244
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[2]	16,125	16,289
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	13,027	12,104
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	24,025	20,447
UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[1,2]	17,095	17,189
USI, Inc. 7.50% 1/15/2032[1]	6,050	6,069
Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029)[2]	3,414	3,408
Wells Fargo & Co. 4.478% 4/4/2031 (USD-SOFR + 4.032% on 4/4/2030)[2]	39,700	38,030
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[2]	15,870	15,777
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[2]	34,405	34,553
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[2]	12,684	13,611
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[2]	3,649	3,227
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031	3,500	2,916
American Funds Multi-Sector Income Fund — Page 4 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Xiaomi Best Time International, Ltd. 2.875% 7/14/2031[1]	USD1,805	$1,504
Xiaomi Best Time International, Ltd. 4.10% 7/14/2051[1]	1,120	802
		2,009,345
Energy 10.09%
3R Lux SARL 9.75% 2/5/2031[1]	16,295	17,067
AI Candelaria (Spain), SLU 5.75% 6/15/2033[1]	2,135	1,734
Apache Corp. 4.625% 11/15/2025	985	952
Apache Corp. 4.25% 1/15/2030	4,000	3,707
Apache Corp. 5.10% 9/1/2040	6,770	5,814
Apache Corp. 5.25% 2/1/2042	4,450	3,758
Ascent Resources Utica Holdings, LLC 7.00% 11/1/2026[1]	5,155	5,171
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]	5,077	5,219
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]	5,165	4,929
Baytex Energy Corp. 8.50% 4/30/2030[1]	2,060	2,153
Baytex Energy Corp. 7.375% 3/15/2032[1]	15,760	15,932
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]	13,735	12,992
Borr IHC, Ltd. 10.00% 11/15/2028[1]	34,281	35,799
Borr IHC, Ltd. 10.375% 11/15/2030[1]	12,500	13,063
BP Capital Markets America, Inc. 4.893% 9/11/2033	21,757	21,615
California Resources Corp. 7.125% 2/1/2026[1]	12,000	12,079
Callon Petroleum Co. 7.50% 6/15/2030[1]	5,692	6,037
Cenovus Energy, Inc. 5.375% 7/15/2025	172	171
Cheniere Energy Partners, LP 4.00% 3/1/2031	1,340	1,219
Cheniere Energy Partners, LP 5.95% 6/30/2033	25,000	25,580
Chesapeake Energy Corp. 5.50% 2/1/2026[1]	3,110	3,092
Chesapeake Energy Corp. 5.875% 2/1/2029[1]	17,180	17,054
Chesapeake Energy Corp. 6.75% 4/15/2029[1]	1,280	1,295
Chevron Corp. 2.236% 5/11/2030	5,035	4,407
Chevron Corp. 3.078% 5/11/2050	5,214	3,748
CITGO Petroleum Corp. 8.375% 1/15/2029[1]	8,040	8,454
Civitas Resources, Inc. 5.00% 10/15/2026[1]	12,815	12,539
Civitas Resources, Inc. 8.375% 7/1/2028[1]	15,000	15,809
Civitas Resources, Inc. 8.625% 11/1/2030[1]	4,200	4,513
Civitas Resources, Inc. 8.75% 7/1/2031[1]	25,040	26,826
CNX Resources Corp. 6.00% 1/15/2029[1]	8,304	8,138
CNX Resources Corp. 7.375% 1/15/2031[1]	5,085	5,183
CNX Resources Corp. 7.25% 3/1/2032[1]	15,055	15,318
Comstock Resources, Inc. 6.75% 3/1/2029[1]	10,215	9,751
Comstock Resources, Inc. 5.875% 1/15/2030[1]	19,635	17,799
ConocoPhillips Co. 3.80% 3/15/2052	1,311	1,025
ConocoPhillips Co. 5.30% 5/15/2053	4,612	4,583
ConocoPhillips Co. 5.55% 3/15/2054	4,790	4,940
Cosan Luxembourg SA 7.50% 6/27/2030[1]	4,000	4,150
Crescent Energy Finance, LLC 9.25% 2/15/2028[1]	31,295	33,070
Crescent Energy Finance, LLC 7.625% 4/1/2032[1]	5,875	5,924
DT Midstream, Inc. 4.125% 6/15/2029[1]	1,755	1,615
DT Midstream, Inc. 4.375% 6/15/2031[1]	10,350	9,381
Ecopetrol SA 6.875% 4/29/2030	5,990	5,852
Ecopetrol SA 4.625% 11/2/2031	250	208
Ecopetrol SA 8.875% 1/13/2033	25,585	27,078
Ecopetrol SA 8.375% 1/19/2036	9,145	9,237
Enbridge, Inc. 6.70% 11/15/2053	11,415	12,912
Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[1]	540	546
American Funds Multi-Sector Income Fund — Page 5 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]	USD930	$818
Energy Transfer, LP 6.00% 2/1/2029[1]	1,165	1,176
Energy Transfer, LP 8.00% 4/1/2029[1]	7,745	8,052
Energy Transfer, LP 6.40% 12/1/2030	9,175	9,691
Energy Transfer, LP 7.375% 2/1/2031[1]	291	305
Energy Transfer, LP 6.55% 12/1/2033	11,828	12,705
Energy Transfer, LP 5.95% 5/15/2054	13,000	12,981
EQM Midstream Partners, LP 6.00% 7/1/2025[1]	2,025	2,029
EQM Midstream Partners, LP 7.50% 6/1/2027[1]	232	238
EQM Midstream Partners, LP 6.50% 7/1/2027[1]	8,175	8,255
EQM Midstream Partners, LP 4.50% 1/15/2029[1]	8,195	7,692
EQM Midstream Partners, LP 6.375% 4/1/2029[1]	3,175	3,201
EQM Midstream Partners, LP 7.50% 6/1/2030[1]	5,167	5,528
EQM Midstream Partners, LP 4.75% 1/15/2031[1]	9,671	9,003
EQM Midstream Partners, LP 6.50% 7/15/2048	1,150	1,154
EQT Corp. 3.625% 5/15/2031[1]	1,554	1,369
Exxon Mobil Corp. 2.61% 10/15/2030	49,000	43,443
FORESEA Holding SA 7.50% 6/15/2030	3,680	3,462
Galaxy Pipeline Assets Bidco, Ltd. 2.94% 9/30/2040	11,814	9,501
Genesis Energy, LP 8.00% 1/15/2027	12,251	12,405
Genesis Energy, LP 8.25% 1/15/2029	5,895	6,057
Genesis Energy, LP 8.875% 4/15/2030	6,849	7,175
GeoPark, Ltd. 5.50% 1/17/2027	10,645	9,677
Global Partners, LP 8.25% 1/15/2032[1]	4,465	4,633
Guara Norte SARL 5.198% 6/15/2034	4,231	3,863
Guara Norte SARL 5.198% 6/15/2034[1]	1,628	1,487
Harvest Midstream I, LP 7.50% 9/1/2028[1]	11,290	11,457
Hilcorp Energy I, LP 5.75% 2/1/2029[1]	5,380	5,245
Hilcorp Energy I, LP 6.00% 4/15/2030[1]	7,441	7,292
Hilcorp Energy I, LP 6.00% 2/1/2031[1]	6,220	6,071
Hilcorp Energy I, LP 6.25% 4/15/2032[1]	8,180	8,074
Hilcorp Energy I, LP 8.375% 11/1/2033[1]	12,860	13,953
Kinder Morgan, Inc. 5.00% 2/1/2029	1,063	1,059
Kinder Morgan, Inc. 4.80% 2/1/2033	20,000	19,127
Kinder Morgan, Inc. 5.20% 6/1/2033	15,862	15,630
Kinder Morgan, Inc. 5.40% 2/1/2034	42,611	42,456
Kinder Morgan, Inc. 5.20% 3/1/2048	15	14
Kinder Morgan, Inc. 3.25% 8/1/2050	669	443
Kinder Morgan, Inc. 5.45% 8/1/2052	6,191	5,849
Kinetik Holdings, LP 6.625% 12/15/2028[1]	10,245	10,433
Kodiak Gas Services, LLC 7.25% 2/15/2029[1]	3,925	4,001
Leviathan Bond, Ltd. 6.75% 6/30/2030[1]	5,870	5,460
MEG Energy Corp. 5.875% 2/1/2029[1]	3,030	2,980
Mesquite Energy, Inc. 7.25% 2/15/2023[1,5]	27	2
Modec Finance BV 7.84% 7/15/2026[6,7]	9,000	9,049
MPLX, LP 4.95% 9/1/2032	34,163	33,202
MPLX, LP 4.70% 4/15/2048	5,900	5,037
MPLX, LP 4.95% 3/14/2052	10,000	8,790
Murphy Oil Corp. 5.875% 12/1/2027	2,567	2,548
MV24 Capital BV 6.748% 6/1/2034	6,823	6,426
Nabors Industries, Inc. 7.375% 5/15/2027[1]	6,230	6,224
Nabors Industries, Inc. 9.125% 1/31/2030[1]	16,395	17,059
New Fortress Energy, Inc. 6.75% 9/15/2025[1]	4,982	4,953
New Fortress Energy, Inc. 6.50% 9/30/2026[1]	33,100	31,891
American Funds Multi-Sector Income Fund — Page 6 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
New Fortress Energy, Inc. 8.75% 3/15/2029[1]	USD22,750	$22,683
New Fortress Energy, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.317% 10/30/2028[3,4]	933	937
NGL Energy Operating, LLC 8.125% 2/15/2029[1]	13,620	13,958
NGL Energy Operating, LLC 8.375% 2/15/2032[1]	14,275	14,643
NGL Energy Partners, LP 7.50% 4/15/2026	1,695	1,696
Noble Finance II, LLC 8.00% 4/15/2030[1]	2,800	2,919
Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]	15,385	15,627
Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]	9,305	9,837
Occidental Petroleum Corp. 6.625% 9/1/2030	2,473	2,623
Occidental Petroleum Corp. 6.125% 1/1/2031	664	688
Occidental Petroleum Corp. 4.40% 8/15/2049	1,972	1,490
Oleoducto Central SA 4.00% 7/14/2027[1]	5,210	4,872
Oleoducto Central SA 4.00% 7/14/2027	1,250	1,169
ONEOK, Inc. 5.80% 11/1/2030	3,543	3,653
ONEOK, Inc. 6.05% 9/1/2033	25,401	26,504
ONEOK, Inc. 4.45% 9/1/2049	1,600	1,302
ONEOK, Inc. 3.95% 3/1/2050	1,000	738
ONEOK, Inc. 4.50% 3/15/2050	1,500	1,232
ONEOK, Inc. 6.625% 9/1/2053	7,632	8,417
Permian Resources Operating, LLC 6.875% 4/1/2027[1]	1,215	1,216
Permian Resources Operating, LLC 8.00% 4/15/2027[1]	4,090	4,215
Permian Resources Operating, LLC 5.875% 7/1/2029[1]	11,000	10,826
Permian Resources Operating, LLC 9.875% 7/15/2031[1]	10,930	12,188
Permian Resources Operating, LLC 7.00% 1/15/2032[1]	8,165	8,476
Petrobras Global Finance BV 7.375% 1/17/2027	1,600	1,664
Petroleos Mexicanos 6.875% 10/16/2025	6,250	6,177
Petroleos Mexicanos 6.875% 8/4/2026	120	117
Petroleos Mexicanos 6.49% 1/23/2027	6,932	6,543
Petroleos Mexicanos 8.75% 6/2/2029	5,791	5,651
Petroleos Mexicanos 6.70% 2/16/2032	13,886	11,557
Petroleos Mexicanos 6.95% 1/28/2060	5,000	3,307
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030	1,474	1,310
Qatar Energy 3.125% 7/12/2041[1]	7,050	5,275
Raizen Fuels Finance SA 6.45% 3/5/2034[1]	3,980	4,086
Raizen Fuels Finance SA 6.95% 3/5/2054[1]	2,740	2,823
Range Resources Corp. 4.875% 5/15/2025	5,110	5,079
Range Resources Corp. 8.25% 1/15/2029	5,290	5,506
Range Resources Corp. 4.75% 2/15/2030[1]	7,550	7,046
Seadrill Finance, Ltd. 8.375% 8/1/2030[1]	5,395	5,665
Shell International Finance BV 2.75% 4/6/2030	6,441	5,795
Shell International Finance BV 3.25% 4/6/2050	24	17
Shell International Finance BV 3.00% 11/26/2051	15,178	10,377
SM Energy Co. 6.50% 7/15/2028	590	593
Southwestern Energy Co. 5.70% 1/23/2025[2]	2,825	2,814
Southwestern Energy Co. 8.375% 9/15/2028	9,335	9,711
Southwestern Energy Co. 5.375% 3/15/2030	1,975	1,903
Southwestern Energy Co. 4.75% 2/1/2032	2,145	1,976
Suburban Propane Partners, LP 5.00% 6/1/2031[1]	4,980	4,544
Sunoco, LP 6.00% 4/15/2027	5,165	5,148
Sunoco, LP 4.50% 5/15/2029	7,331	6,821
Sunoco, LP 4.50% 4/30/2030	430	394
Superior Plus, LP 4.50% 3/15/2029[1]	4,853	4,491
Talos Production, Inc. 9.00% 2/1/2029[1]	6,850	7,280
American Funds Multi-Sector Income Fund — Page 7 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Talos Production, Inc. 9.375% 2/1/2031[1]	USD5,655	$6,033
Targa Resources Partners, LP 4.875% 2/1/2031	774	742
TotalEnergies Capital International SA 3.127% 5/29/2050	12,551	8,945
Transocean Aquila, Ltd. 8.00% 9/30/2028[1]	5,875	6,047
Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]	7,173	7,186
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]	11,101	11,596
Transocean, Inc. 8.00% 2/1/2027[1]	5,000	4,966
Transocean, Inc. 8.75% 2/15/2030[1]	15,410	16,078
Transocean, Inc. 7.50% 4/15/2031	4,400	4,095
Transocean, Inc. 6.80% 3/15/2038	7,850	6,595
USA Compression Partners, LP 7.125% 3/15/2029[1]	10,730	10,870
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]	12,680	11,425
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]	5,824	5,864
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]	17,220	15,325
Venture Global LNG, Inc. 8.125% 6/1/2028[1]	10,000	10,208
Venture Global LNG, Inc. 8.375% 6/1/2031[1]	6,190	6,387
Vital Energy, Inc. 9.75% 10/15/2030	6,930	7,584
Vital Energy, Inc. 7.875% 4/15/2032[1]	14,895	15,143
Williams Companies, Inc. 2.60% 3/15/2031	9,000	7,673
Williams Companies, Inc. 4.65% 8/15/2032	7,500	7,232
Williams Companies, Inc. 5.15% 3/15/2034	25,653	25,433
		1,441,069
Health care 8.05%
AbbVie, Inc. 4.80% 3/15/2029	23,150	23,196
AbbVie, Inc. 3.20% 11/21/2029	8,050	7,420
AbbVie, Inc. 5.05% 3/15/2034	76,993	77,983
AbbVie, Inc. 5.35% 3/15/2044	1,175	1,199
AbbVie, Inc. 5.40% 3/15/2054	27,745	28,580
AbbVie, Inc. 5.50% 3/15/2064	3,125	3,216
AdaptHealth, LLC 6.125% 8/1/2028[1]	3,875	3,643
AdaptHealth, LLC 4.625% 8/1/2029[1]	11,155	9,609
AdaptHealth, LLC 5.125% 3/1/2030[1]	16,259	14,194
Amgen, Inc. 5.15% 3/2/2028	21,120	21,266
Amgen, Inc. 5.25% 3/2/2030	29,132	29,586
Amgen, Inc. 4.20% 3/1/2033	14,000	13,094
Amgen, Inc. 5.25% 3/2/2033	18,651	18,816
Amgen, Inc. 5.60% 3/2/2043	3,740	3,807
Amgen, Inc. 3.00% 1/15/2052	100	68
Amgen, Inc. 4.875% 3/1/2053	5,675	5,171
Amgen, Inc. 5.65% 3/2/2053	14,273	14,554
Amgen, Inc. 5.75% 3/2/2063	21,310	21,752
AstraZeneca Finance, LLC 1.75% 5/28/2028	5,266	4,678
AstraZeneca Finance, LLC 4.85% 2/26/2029	13,630	13,676
AstraZeneca Finance, LLC 4.90% 3/3/2030	7,332	7,391
AstraZeneca Finance, LLC 4.90% 2/26/2031	9,580	9,616
AstraZeneca Finance, LLC 5.00% 2/26/2034	16,050	16,124
AthenaHealth Group, Inc. 6.50% 2/15/2030[1]	3,125	2,861
Avantor Funding, Inc. 4.625% 7/15/2028[1]	5,615	5,327
Avantor Funding, Inc. 3.875% 11/1/2029[1]	11,375	10,266
Bausch Health Americas, Inc. 9.25% 4/1/2026[1]	2,930	2,757
Bausch Health Americas, Inc. 8.50% 1/31/2027[1]	8,415	4,954
Bausch Health Companies, Inc. 5.50% 11/1/2025[1]	13,705	12,951
Bausch Health Companies, Inc. 9.00% 12/15/2025[1]	10,076	9,629
American Funds Multi-Sector Income Fund — Page 8 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Bausch Health Companies, Inc. 5.75% 8/15/2027[1]	USD200	$116
Bausch Health Companies, Inc. 5.00% 2/15/2029[1]	14,000	5,963
Bausch Health Companies, Inc. 5.25% 1/30/2030[1]	1,220	514
Bausch Health Companies, Inc. 5.25% 2/15/2031[1]	15,464	6,396
Baxter International, Inc. 1.915% 2/1/2027	2,150	1,964
Baxter International, Inc. 2.272% 12/1/2028	11,125	9,806
Baxter International, Inc. 2.539% 2/1/2032	27,032	22,348
Baxter International, Inc. 3.132% 12/1/2051	8,657	5,677
Bayer US Finance, LLC 6.50% 11/21/2033[1]	21,928	22,323
Bayer US Finance, LLC 6.875% 11/21/2053[1]	4,047	4,155
Becton, Dickinson and Co. 4.874% 2/8/2029	1,350	1,343
Becton, Dickinson and Co. 5.11% 2/8/2034	850	844
Bristol-Myers Squibb Co. 4.90% 2/22/2029	5,355	5,381
Bristol-Myers Squibb Co. 5.10% 2/22/2031	3,850	3,889
Bristol-Myers Squibb Co. 5.20% 2/22/2034	72,450	73,599
Bristol-Myers Squibb Co. 5.50% 2/22/2044	5,300	5,427
Bristol-Myers Squibb Co. 6.25% 11/15/2053	3,690	4,160
Bristol-Myers Squibb Co. 5.55% 2/22/2054	19,926	20,509
Bristol-Myers Squibb Co. 6.40% 11/15/2063	3,370	3,855
Bristol-Myers Squibb Co. 5.65% 2/22/2064	4,450	4,582
Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[1]	4,785	4,716
Catalent Pharma Solutions, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.00%) 8.329% 2/22/2028[3,4]	3,485	3,498
Cencora, Inc. 2.80% 5/15/2030	2,607	2,306
Cencora, Inc. 2.70% 3/15/2031	2,423	2,080
Centene Corp. 2.45% 7/15/2028	20,947	18,596
Centene Corp. 4.625% 12/15/2029	14,515	13,791
Centene Corp. 3.375% 2/15/2030	644	570
Centene Corp. 3.00% 10/15/2030	610	524
Centene Corp. 2.50% 3/1/2031	5,104	4,203
Centene Corp. 2.625% 8/1/2031	4,440	3,648
Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]	3,618	3,426
Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]	5,730	5,235
Charles River Laboratories International, Inc. 4.00% 3/15/2031[1]	2,340	2,093
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]	12,740	11,739
CHS / Community Health Systems, Inc. 6.875% 4/15/2029[1]	1,200	900
Cigna Group (The) 5.25% 2/15/2034	7,915	7,907
CVS Health Corp. 1.75% 8/21/2030	3,625	2,979
CVS Health Corp. 5.25% 2/21/2033	1,500	1,501
CVS Health Corp. 5.30% 6/1/2033	12,000	12,033
CVS Health Corp. 5.625% 2/21/2053	2,470	2,427
CVS Health Corp. 5.875% 6/1/2053	4,934	5,023
CVS Health Corp. 6.00% 6/1/2063	2,344	2,422
Endo DAC 9.50% 7/31/2027[1]	705	47
Endo DAC 6.00% 6/30/2028[1]	1,250	88
Endo Luxembourg Finance Co. I SARL 6.125% 4/1/2029[1]	3,610	2,350
Fortrea Holdings, Inc. 7.50% 7/1/2030[1]	6,790	7,018
Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.08% 7/1/2030[3,4]	1,583	1,590
GE HealthCare Technologies, Inc. 5.857% 3/15/2030	2,710	2,822
GE HealthCare Technologies, Inc. 5.905% 11/22/2032	2,140	2,248
Gilead Sciences, Inc. 5.25% 10/15/2033	7,361	7,516
Gilead Sciences, Inc. 2.80% 10/1/2050	225	147
Gilead Sciences, Inc. 5.55% 10/15/2053	4,070	4,216
American Funds Multi-Sector Income Fund — Page 9 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
HCA, Inc. 5.625% 9/1/2028	USD4,360	$4,416
HCA, Inc. 5.875% 2/1/2029	2,870	2,935
HCA, Inc. 5.45% 4/1/2031	1,985	1,996
HCA, Inc. 2.375% 7/15/2031	10,953	9,012
Humana, Inc. 5.375% 4/15/2031	855	856
Humana, Inc. 5.75% 4/15/2054	5,109	5,146
IQVIA, Inc. 5.00% 10/15/2026[1]	8,105	7,937
IQVIA, Inc. 6.50% 5/15/2030[1]	4,305	4,399
Medline Borrower, LP 3.875% 4/1/2029[1]	1,560	1,421
Medline Borrower, LP 6.25% 4/1/2029[1]	7,293	7,335
Medline Borrower, LP 5.25% 10/1/2029[1]	16,310	15,428
Medline Borrower, LP, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 8.082% 10/23/2028[3,4]	2,419	2,423
Molina Healthcare, Inc. 3.875% 11/15/2030[1]	10,000	8,899
Molina Healthcare, Inc. 3.875% 5/15/2032[1]	22,000	19,173
Owens & Minor, Inc. 6.625% 4/1/2030[1]	13,929	13,836
Par Pharmaceutical, Inc. 7.50% 4/1/2027[1]	4,600	3,041
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	383	378
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	38,308	37,737
Pfizer Investment Enterprises Pte., Ltd. 5.11% 5/19/2043	10,000	9,785
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	9,432	9,385
Radiology Partners, Inc. 3.50% PIK and 5.00% Cash 1/31/2029[1,8]	24,347	22,620
Radiology Partners, Inc. 9.78% PIK 2/15/2030[1,8]	15,007	12,099
Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 10.179% 1/31/2029[3,4]	5,738	5,537
Rede D’Or Finance SARL 4.95% 1/17/2028	590	565
Rede D’Or Finance SARL 4.50% 1/22/2030	2,590	2,347
Roche Holdings, Inc. 2.076% 12/13/2031[1]	4,231	3,487
Roche Holdings, Inc. 5.593% 11/13/2033[1]	6,588	6,915
Roche Holdings, Inc. 4.985% 3/8/2034[1]	14,825	14,936
Roche Holdings, Inc. 5.218% 3/8/2054[1]	1,856	1,884
Solventum Corp. 5.60% 3/23/2034[1]	7,900	7,929
Summa Health 3.511% 11/15/2051	995	743
Surgery Center Holdings, Inc. 10.00% 4/15/2027[1]	3,802	3,811
Surgery Center Holdings, Inc. 7.25% 4/15/2032[1]	7,395	7,462
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 10.563% 3/2/2027[3,4]	791	704
Tenet Healthcare Corp. 6.25% 2/1/2027	440	440
Tenet Healthcare Corp. 6.125% 10/1/2028	7,730	7,709
Tenet Healthcare Corp. 4.25% 6/1/2029	1,870	1,740
Tenet Healthcare Corp. 6.75% 5/15/2031[1]	8,780	8,951
Teva Pharmaceutical Finance Netherlands III BV 6.00% 4/15/2024	943	943
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	12,752	11,932
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027	21,075	20,429
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	28,260	28,970
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029	29,085	27,978
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029	8,340	8,963
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	14,281	15,681
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	12,000	8,280
UnitedHealth Group, Inc. 4.70% 4/15/2029	1,425	1,421
UnitedHealth Group, Inc. 4.90% 4/15/2031	1,100	1,101
UnitedHealth Group, Inc. 5.00% 4/15/2034	825	827
UnitedHealth Group, Inc. 2.90% 5/15/2050	10,868	7,372
UnitedHealth Group, Inc. 3.25% 5/15/2051	221	159
American Funds Multi-Sector Income Fund — Page 10 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
UnitedHealth Group, Inc. 4.75% 5/15/2052	USD1,210	$1,123
UnitedHealth Group, Inc. 4.95% 5/15/2062	159	149
UnitedHealth Group, Inc. 6.05% 2/15/2063	124	136
		1,150,775
Consumer discretionary 6.31%
Advance Auto Parts, Inc. 1.75% 10/1/2027	3,295	2,877
Advance Auto Parts, Inc. 5.95% 3/9/2028	1,848	1,849
Advance Auto Parts, Inc. 3.90% 4/15/2030	16,277	14,771
Advance Auto Parts, Inc. 3.50% 3/15/2032	20,772	17,823
Alibaba Group Holding, Ltd. 2.125% 2/9/2031	7,500	6,236
Allied Universal Holdco, LLC 9.75% 7/15/2027[1]	12,560	12,612
Allied Universal Holdco, LLC 4.625% 6/1/2028[1]	12,760	11,667
Allied Universal Holdco, LLC 6.00% 6/1/2029[1]	1,810	1,559
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]	14,512	14,946
Amazon.com, Inc. 4.70% 12/1/2032	2,000	2,009
Arcos Dorados BV 6.125% 5/27/2029[1]	2,000	1,994
Arcos Dorados BV 6.125% 5/27/2029	460	459
Arcos Dorados Holdings, Inc. 5.875% 4/4/2027	2,440	2,416
Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]	13,675	12,634
Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]	2,325	2,108
Atlas LuxCo 4 SARL 4.625% 6/1/2028[1]	10,000	9,101
AutoNation, Inc. 3.85% 3/1/2032	8,000	7,116
Bath & Body Works, Inc. 6.625% 10/1/2030[1]	3,150	3,221
Bath & Body Works, Inc. 6.875% 11/1/2035	12,922	13,224
Bath & Body Works, Inc. 6.75% 7/1/2036	7,055	7,131
Boyd Gaming Corp. 4.75% 12/1/2027	11,120	10,733
Boyd Gaming Corp. 4.75% 6/15/2031[1]	3,500	3,220
Boyne USA, Inc. 4.75% 5/15/2029[1]	16,545	15,347
Caesars Entertainment, Inc. 4.625% 10/15/2029[1]	21,999	20,078
Caesars Entertainment, Inc. 7.00% 2/15/2030[1]	17,650	18,128
Caesars Entertainment, Inc. 6.50% 2/15/2032[1]	9,245	9,332
Carnival Corp. 5.75% 3/1/2027[1]	19,000	18,817
Carnival Corp. 4.00% 8/1/2028[1]	3,500	3,263
Carnival Corp. 6.00% 5/1/2029[1]	28,585	28,223
Carnival Corp. 7.00% 8/15/2029[1]	10,920	11,398
Carnival Corp. 10.50% 6/1/2030[1]	6,625	7,251
Cedar Fair, LP 5.50% 5/1/2025[1]	11,900	11,858
Clarios Global, LP 6.75% 5/15/2025[1]	180	180
Clarios Global, LP 6.25% 5/15/2026[1]	140	140
Clarios Global, LP 8.50% 5/15/2027[1]	6,010	6,030
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[1]	3,257	2,704
Fertitta Entertainment, LLC 4.625% 1/15/2029[1]	7,663	7,034
Fertitta Entertainment, LLC 6.75% 1/15/2030[1]	424	381
First Student Bidco, Inc. 4.00% 7/31/2029[1]	15,250	13,531
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.563% 7/21/2028[3,4]	466	466
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 3.00%) 8.563% 7/21/2028[3,4]	141	141
Ford Motor Co. 6.10% 8/19/2032	22,570	22,885
Ford Motor Co. 4.75% 1/15/2043	6,620	5,504
Ford Motor Co. 5.291% 12/8/2046	10,067	8,962
Ford Motor Credit Co., LLC 5.125% 6/16/2025	2,920	2,895
Ford Motor Credit Co., LLC 2.70% 8/10/2026	12,450	11,609
American Funds Multi-Sector Income Fund — Page 11 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co., LLC 4.95% 5/28/2027	USD11,820	$11,538
Ford Motor Credit Co., LLC 3.815% 11/2/2027	18,250	17,105
Ford Motor Credit Co., LLC 6.798% 11/7/2028	2,683	2,802
Ford Motor Credit Co., LLC 7.20% 6/10/2030	5,305	5,634
Ford Motor Credit Co., LLC 4.00% 11/13/2030	1,720	1,537
Ford Motor Credit Co., LLC 6.05% 3/5/2031	2,050	2,066
Ford Motor Credit Co., LLC 7.122% 11/7/2033	9,001	9,691
Grand Canyon University 4.375% 10/1/2026	6,750	6,446
Hanesbrands, Inc. 4.875% 5/15/2026[1]	425	414
Hanesbrands, Inc. 9.00% 2/15/2031[1]	38,129	39,206
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.08% 3/8/2030[3,4]	11,712	11,723
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[1]	470	439
Home Depot, Inc. 2.70% 4/15/2030	50	45
Home Depot, Inc. 1.375% 3/15/2031	7,750	6,200
Home Depot, Inc. 3.25% 4/15/2032	14,682	13,131
Home Depot, Inc. 3.125% 12/15/2049	135	95
Hyundai Capital America 6.50% 1/16/2029[1]	423	444
International Game Technology PLC 6.50% 2/15/2025[1]	200	201
International Game Technology PLC 4.125% 4/15/2026[1]	565	548
International Game Technology PLC 5.25% 1/15/2029[1]	1,670	1,615
LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]	12,243	11,265
LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]	20,100	21,044
Levi Strauss & Co. 3.50% 3/1/2031[1]	9,775	8,584
Light and Wonder International, Inc. 7.00% 5/15/2028[1]	5,555	5,599
Light and Wonder International, Inc. 7.25% 11/15/2029[1]	7,580	7,786
Light and Wonder International, Inc. 7.50% 9/1/2031[1]	5,365	5,583
Lithia Motors, Inc. 3.875% 6/1/2029[1]	5,345	4,822
Lithia Motors, Inc. 4.375% 1/15/2031[1]	250	224
Macy’s Retail Holdings, LLC 6.125% 3/15/2032[1]	960	931
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]	7,540	6,902
McDonald’s Corp. 3.60% 7/1/2030	1,084	1,012
McDonald’s Corp. 4.95% 8/14/2033	2,000	2,004
McDonald’s Corp. 5.15% 9/9/2052	3,605	3,493
MercadoLibre, Inc. 2.375% 1/14/2026	1,200	1,125
MercadoLibre, Inc. 3.125% 1/14/2031	3,525	2,953
NCL Corp., Ltd. 5.875% 2/15/2027[1]	2,280	2,254
NCL Corp., Ltd. 7.75% 2/15/2029[1]	2,925	3,040
NCL Finance, Ltd. 6.125% 3/15/2028[1]	2,500	2,471
Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[1]	8,120	7,959
Party City Holdings, Inc. 0% 10/12/2028[6]	50	— [9]
Party City Holdings, Inc. 12.00% PIK 1/11/2029[1,8]	7,169	6,847
RHP Hotel Properties, LP 7.25% 7/15/2028[1]	5,464	5,634
RHP Hotel Properties, LP 4.50% 2/15/2029[1]	8,425	7,874
Royal Caribbean Cruises, Ltd. 4.25% 7/1/2026[1]	12,260	11,840
Royal Caribbean Cruises, Ltd. 3.70% 3/15/2028	11,780	10,972
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]	14,800	14,638
Royal Caribbean Cruises, Ltd. 8.25% 1/15/2029[1]	20,090	21,281
Royal Caribbean Cruises, Ltd. 9.25% 1/15/2029[1]	770	826
Royal Caribbean Cruises, Ltd. 7.25% 1/15/2030[1]	3,784	3,934
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032[1]	2,235	2,254
Sally Holdings, LLC 6.75% 3/1/2032	7,614	7,561
Sands China, Ltd. 4.625% 6/18/2030	6,700	6,149
Scientific Games Holdings, LP 6.625% 3/1/2030[1]	7,930	7,672
American Funds Multi-Sector Income Fund — Page 12 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Scientific Games Holdings, LP, Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.58% 4/4/2029[3,4]	USD8,925	$8,934
Sonic Automotive, Inc. 4.625% 11/15/2029[1]	19,340	17,362
Sonic Automotive, Inc. 4.875% 11/15/2031[1]	26,185	22,942
Station Casinos, LLC 6.625% 3/15/2032[1]	5,565	5,626
Studio City Finance, Ltd. 5.00% 1/15/2029	3,540	3,118
Tapestry, Inc. 7.85% 11/27/2033	8,782	9,539
Toyota Motor Credit Corp. 1.90% 1/13/2027	5,470	5,052
Universal Entertainment Corp. 8.75% 12/11/2024[1]	13,943	15,036
Vail Resorts, Inc. 6.25% 5/15/2025[1]	9,932	9,941
Valvoline, Inc. 4.25% 2/15/2030[1]	5,685	5,677
Valvoline, Inc. 3.625% 6/15/2031[1]	9,120	7,869
Wand NewCo 3, Inc. 7.625% 1/30/2032[1]	5,205	5,388
Wand NewCo 3, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.08% 1/30/2031[3,4]	6,135	6,159
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]	22,715	22,221
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]	13,385	12,455
Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]	1,544	1,464
Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]	18,104	18,747
		900,806
Industrials 5.86%
AAR Escrow Issuer, LLC 6.75% 3/15/2029[1]	4,519	4,559
ADT Security Corp. 4.125% 8/1/2029[1]	2,230	2,045
Ambipar Lux SARL 9.875% 2/6/2031[1]	8,215	8,236
American Airlines, Inc. 8.50% 5/15/2029[1]	7,800	8,245
Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.75%) 8.195% 9/22/2028[3,4]	3,910	3,911
Avis Budget Car Rental, LLC 4.75% 4/1/2028[1]	1,090	1,009
Avis Budget Car Rental, LLC 5.375% 3/1/2029[1]	2,130	1,987
BAE Systems PLC 5.30% 3/26/2034[1]	14,822	14,902
BOC Aviation, Ltd. 3.00% 9/11/2029	2,579	2,324
BOC Aviation, Ltd. 2.625% 9/17/2030	1,121	968
Boeing Co. 2.75% 2/1/2026	500	474
Boeing Co. 2.196% 2/4/2026	25	23
Boeing Co. 3.25% 2/1/2028	1,078	992
Boeing Co. 5.15% 5/1/2030	52,246	50,574
Boeing Co. 3.625% 2/1/2031	4	4
Boeing Co. 3.50% 3/1/2039	7,463	5,542
Boeing Co. 5.705% 5/1/2040	5,363	5,137
Boeing Co. 5.805% 5/1/2050	3,375	3,196
Boeing Co. 5.93% 5/1/2060	10,000	9,385
Bombardier, Inc. 7.125% 6/15/2026[1]	10,143	10,301
Bombardier, Inc. 7.875% 4/15/2027[1]	15,939	15,960
Bombardier, Inc. 6.00% 2/15/2028[1]	11,433	11,259
Bombardier, Inc. 7.50% 2/1/2029[1]	15,279	15,750
Bombardier, Inc. 8.75% 11/15/2030[1]	12,600	13,470
Burlington Northern Santa Fe, LLC 3.55% 2/15/2050	750	571
Burlington Northern Santa Fe, LLC 3.30% 9/15/2051	479	345
Burlington Northern Santa Fe, LLC 2.875% 6/15/2052	3,710	2,433
Burlington Northern Santa Fe, LLC 5.20% 4/15/2054	9,990	9,910
Canadian National Railway Co. 6.125% 11/1/2053	1,276	1,464
Canadian Pacific Railway Co. 1.75% 12/2/2026	435	400
Canadian Pacific Railway Co. 3.10% 12/2/2051	19,127	13,214
Carrier Global Corp. 2.722% 2/15/2030	500	442
American Funds Multi-Sector Income Fund — Page 13 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Carrier Global Corp. 2.70% 2/15/2031	USD2,737	$2,357
Carrier Global Corp. 5.90% 3/15/2034	14,373	15,113
Carrier Global Corp. 3.577% 4/5/2050	1,955	1,458
Carrier Global Corp. 6.20% 3/15/2054	11,736	12,933
Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]	4,000	3,705
Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]	5,600	5,187
Clean Harbors, Inc. 6.375% 2/1/2031[1]	5,635	5,682
CoreLogic, Inc. 4.50% 5/1/2028[1]	6,427	5,770
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 8.945% 6/2/2028[3,4]	9,097	8,918
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.945% 6/4/2029[3,4]	4,225	3,998
Cornerstone Building Brands, Inc., Term Loan B, (1-month USD CME Term SOFR + 3.25%) 8.675% 4/12/2028[3,4]	142	142
Covanta Holding Corp. 4.875% 12/1/2029[1]	19,406	17,413
CSX Corp. 4.10% 11/15/2032	4,479	4,223
CSX Corp. 5.20% 11/15/2033	3,166	3,221
CSX Corp. 4.50% 3/15/2049	25	22
CSX Corp. 2.50% 5/15/2051	4,765	2,924
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[1]	14,963	13,824
Empresa de Transporte de Pasajeros Metro SA 4.70% 5/7/2050[1]	400	333
Enviri Corp. 5.75% 7/31/2027[1]	5,874	5,536
General Dynamics Corp. 1.15% 6/1/2026	4,600	4,238
General Dynamics Corp. 3.625% 4/1/2030	5,230	4,920
Hidrovias International Finance SARL 4.95% 2/8/2031	4,800	4,165
Honeywell International, Inc. 4.875% 9/1/2029	1,275	1,284
Honeywell International, Inc. 4.95% 9/1/2031	1,000	1,008
Honeywell International, Inc. 5.00% 3/1/2035	12,490	12,542
Honeywell International, Inc. 5.25% 3/1/2054	2,500	2,525
Honeywell International, Inc. 5.35% 3/1/2064	375	380
Howmet Aerospace, Inc. 6.875% 5/1/2025	1,085	1,098
Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	4,040	4,739
Icahn Enterprises, LP 4.75% 9/15/2024	3,113	3,101
Icahn Enterprises, LP 6.375% 12/15/2025	7,554	7,498
Icahn Enterprises, LP 6.25% 5/15/2026	10,064	9,723
Icahn Enterprises, LP 5.25% 5/15/2027	12,630	11,423
Icahn Enterprises, LP 9.75% 1/15/2029[1]	16,715	17,468
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[1]	11,295	11,464
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[1]	3,974	3,946
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034	3,494	3,469
Lockheed Martin Corp. 4.50% 2/15/2029	5,343	5,296
Lockheed Martin Corp. 1.85% 6/15/2030	2,497	2,107
Lockheed Martin Corp. 3.90% 6/15/2032	2,230	2,094
Lockheed Martin Corp. 5.25% 1/15/2033	6,243	6,421
Lockheed Martin Corp. 4.80% 8/15/2034	6,662	6,592
Lockheed Martin Corp. 5.20% 2/15/2064	1,312	1,298
Mexico City Airport Trust 4.25% 10/31/2026	5,400	5,238
Mexico City Airport Trust 3.875% 4/30/2028	5,000	4,705
Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]	8,616	8,670
Norfolk Southern Corp. 5.05% 8/1/2030	2,788	2,798
Norfolk Southern Corp. 4.45% 3/1/2033	1,343	1,289
Norfolk Southern Corp. 5.35% 8/1/2054	19,390	19,263
Northrop Grumman Corp. 4.70% 3/15/2033	16,114	15,739
Northrop Grumman Corp. 4.90% 6/1/2034	3,770	3,706
OCP SA 3.75% 6/23/2031	7,600	6,497
American Funds Multi-Sector Income Fund — Page 14 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
PM General Purchaser, LLC 9.50% 10/1/2028[1]	USD11,140	$11,380
Regal Rexnord Corp. 6.30% 2/15/2030[1]	20,000	20,490
Regal Rexnord Corp. 6.40% 4/15/2033[1]	20,000	20,763
Republic Services, Inc. 1.45% 2/15/2031	6,195	4,937
Ritchie Bros. Holdings, Inc. 6.75% 3/15/2028[1]	1,001	1,022
Ritchie Bros. Holdings, Inc. 7.75% 3/15/2031[1]	1,876	1,965
RTX Corp. 5.15% 2/27/2033	7,000	7,017
RTX Corp. 6.10% 3/15/2034	10,532	11,263
RTX Corp. 6.40% 3/15/2054	5,301	6,003
Sensata Technologies BV 4.00% 4/15/2029[1]	13,995	12,793
Sensata Technologies, Inc. 3.75% 2/15/2031[1]	380	329
Singapore Airlines, Ltd. 5.25% 3/21/2034	6,790	6,840
SkyMiles IP, Ltd. 4.75% 10/20/2028[1]	770	753
SkyMiles IP, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.75%) 9.068% 10/20/2027[3,4]	563	581
Spirit AeroSystems, Inc. 4.60% 6/15/2028	20,875	19,589
Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]	7,444	8,129
Spirit AeroSystems, Inc. 9.75% 11/15/2030[1]	10,110	11,321
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.563% 1/15/2027[3,4]	394	397
SRS Distribution, Inc. 4.625% 7/1/2028[1]	744	750
SRS Distribution, Inc. 6.125% 7/1/2029[1]	470	480
TK Elevator Holdco GmbH 7.625% 7/15/2028[1]	8,135	7,985
TransDigm, Inc. 7.50% 3/15/2027	590	591
TransDigm, Inc. 5.50% 11/15/2027	3,400	3,331
TransDigm, Inc. 6.75% 8/15/2028[1]	9,080	9,211
TransDigm, Inc. 4.625% 1/15/2029	12,015	11,164
TransDigm, Inc. 6.375% 3/1/2029[1]	6,340	6,368
TransDigm, Inc. 4.875% 5/1/2029	1,990	1,853
TransDigm, Inc. 6.625% 3/1/2032[1]	8,150	8,244
Triumph Group, Inc. 9.00% 3/15/2028[1]	27,592	29,123
Uber Technologies, Inc. 8.00% 11/1/2026[1]	13,360	13,530
Union Pacific Corp. 2.80% 2/14/2032	13,200	11,465
Union Pacific Corp. 4.30% 3/1/2049	75	64
Union Pacific Corp. 3.25% 2/5/2050	13	10
Union Pacific Corp. 2.95% 3/10/2052	8,965	6,037
United Airlines, Inc. 4.375% 4/15/2026[1]	1,620	1,567
United Airlines, Inc. 4.625% 4/15/2029[1]	1,315	1,224
United Rentals (North America), Inc. 5.25% 1/15/2030	5,300	5,174
United Rentals (North America), Inc. 3.75% 1/15/2032	4,600	4,021
United Rentals (North America), Inc. 6.125% 3/15/2034[1]	6,130	6,145
Waste Management, Inc. 4.625% 2/15/2030	10,000	9,958
Waste Management, Inc. 4.625% 2/15/2033	5,500	5,387
WESCO Distribution, Inc. 7.125% 6/15/2025[1]	1,975	1,978
WESCO Distribution, Inc. 7.25% 6/15/2028[1]	6,985	7,137
WESCO Distribution, Inc. 6.625% 3/15/2032[1]	10,095	10,271
		837,135
Materials 5.01%
Alpek, SAB de CV 3.25% 2/25/2031	8,300	7,113
Alpek, SAB de CV 3.25% 2/25/2031[1]	1,100	943
Anglo American Capital PLC 2.625% 9/10/2030[1]	5,960	5,077
Anglo American Capital PLC 2.875% 3/17/2031[1]	561	478
Anglo American Capital PLC 3.95% 9/10/2050[1]	206	155
ArcelorMittal SA 4.25% 7/16/2029	722	690
American Funds Multi-Sector Income Fund — Page 15 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
ARD Finance SA 6.50% Cash 6/30/2027[1,8]	USD7,753	$2,603
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[1]	16,320	13,172
ATI, Inc. 4.875% 10/1/2029	12,345	11,630
ATI, Inc. 7.25% 8/15/2030	4,275	4,424
ATI, Inc. 5.125% 10/1/2031	6,210	5,760
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[1]	4,175	4,348
Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	11,005	10,630
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033	3,102	3,077
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033	15,331	15,518
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	7,924	8,195
Braskem Idesa SAPI 7.45% 11/15/2029	4,900	4,011
Braskem Idesa SAPI 7.45% 11/15/2029[1]	2,150	1,760
Braskem Idesa SAPI 6.99% 2/20/2032	29,775	23,133
Braskem Idesa SAPI 6.99% 2/20/2032[1]	5,880	4,568
Braskem Netherlands Finance BV 4.50% 1/10/2028	8,742	7,854
Braskem Netherlands Finance BV 4.50% 1/31/2030[1]	1,170	1,007
Braskem Netherlands Finance BV 4.50% 1/31/2030	850	731
Braskem Netherlands Finance BV 8.50% 1/12/2031[1]	9,551	9,910
Braskem Netherlands Finance BV 8.50% 1/12/2031	5,258	5,456
Braskem Netherlands Finance BV 7.25% 2/13/2033[1]	9,535	9,178
Braskem Netherlands Finance BV 7.25% 2/13/2033	8,200	7,893
Braskem Netherlands Finance BV 5.875% 1/31/2050[1]	400	309
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[1]	265	235
Celanese US Holdings, LLC 6.35% 11/15/2028	10,129	10,500
Celanese US Holdings, LLC 6.379% 7/15/2032	15,286	15,871
Celanese US Holdings, LLC 6.70% 11/15/2033	9,028	9,632
Cleveland-Cliffs, Inc. 5.875% 6/1/2027	630	629
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[1]	405	378
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]	387	352
Consolidated Energy Finance SA 12.00% 2/15/2031[1]	28,295	29,586
CSN Resources SA 8.875% 12/5/2030[1]	14,500	14,969
CSN Resources SA 8.875% 12/5/2030	1,693	1,748
CVR Partners, LP 6.125% 6/15/2028[1]	4,770	4,589
Dow Chemical Co. (The) 5.15% 2/15/2034	14,632	14,589
Dow Chemical Co. (The) 5.55% 11/30/2048	2,632	2,572
Dow Chemical Co. (The) 6.90% 5/15/2053	1,149	1,329
Dow Chemical Co. (The) 5.60% 2/15/2054	12,049	12,010
Eastman Chemical Co. 5.625% 2/20/2034	10,109	10,171
EIDP, Inc. 4.80% 5/15/2033	15,576	15,367
Element Solutions, Inc. 3.875% 9/1/2028[1]	11,735	10,778
First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]	21,829	20,954
First Quantum Minerals, Ltd. 9.375% 3/1/2029[1]	23,075	23,933
Freeport-McMoRan, Inc. 4.25% 3/1/2030	153	145
Freeport-McMoRan, Inc. 5.45% 3/15/2043	183	175
Fresnillo PLC 4.25% 10/2/2050[1]	1,100	831
FXI Holdings, Inc. 12.25% 11/15/2026[1]	24,788	24,881
FXI Holdings, Inc. 12.25% 11/15/2026[1]	7,050	7,061
GC Treasury Center Co., Ltd. 4.40% 3/30/2032	26,500	24,087
GC Treasury Center Co., Ltd. 4.40% 3/30/2032[1]	1,600	1,454
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[1]	20,679	13,793
LABL, Inc. 6.75% 7/15/2026[1]	430	425
LABL, Inc. 10.50% 7/15/2027[1]	280	278
LABL, Inc. 5.875% 11/1/2028[1]	1,540	1,419
LABL, Inc. 9.50% 11/1/2028[1]	6,555	6,639
American Funds Multi-Sector Income Fund — Page 16 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
LSB Industries, Inc. 6.25% 10/15/2028[1]	USD15,000	$14,452
LYB International Finance III, LLC 3.625% 4/1/2051	1,091	774
Methanex Corp. 5.125% 10/15/2027	2,650	2,566
Methanex Corp. 5.25% 12/15/2029	760	728
Mineral Resources, Ltd. 8.125% 5/1/2027[1]	2,950	2,987
Mineral Resources, Ltd. 8.00% 11/1/2027[1]	2,000	2,043
Mineral Resources, Ltd. 9.25% 10/1/2028[1]	16,440	17,335
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[1]	5,340	5,362
NOVA Chemicals Corp. 5.25% 6/1/2027[1]	8,480	7,993
NOVA Chemicals Corp. 8.50% 11/15/2028[1]	6,710	7,150
NOVA Chemicals Corp. 4.25% 5/15/2029[1]	8,795	7,540
NOVA Chemicals Corp. 9.00% 2/15/2030[1]	14,410	14,886
Novelis Corp. 3.25% 11/15/2026[1]	1,190	1,110
Novelis Corp. 4.75% 1/30/2030[1]	6,326	5,842
Novelis Corp. 3.875% 8/15/2031[1]	7,021	6,038
OCI NV 6.70% 3/16/2033[1]	22,616	22,561
Sasol Financing USA, LLC 8.75% 5/3/2029[1]	22,000	22,444
Sasol Financing USA, LLC 5.50% 3/18/2031	20,300	17,119
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]	9,870	9,205
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[1]	13,505	12,518
Sealed Air Corp. 4.00% 12/1/2027[1]	11,364	10,661
Sealed Air Corp. 6.125% 2/1/2028[1]	22,390	22,456
Stillwater Mining Co. 4.00% 11/16/2026[7]	6,060	5,421
Stillwater Mining Co. 4.50% 11/16/2029[7]	9,940	7,850
Summit Materials, LLC 6.50% 3/15/2027[1]	270	270
Summit Materials, LLC 5.25% 1/15/2029[1]	9,355	9,125
Summit Materials, LLC 7.25% 1/15/2031[1]	7,293	7,586
Trivium Packaging Finance BV 8.50% 8/15/2027[1]	11,128	11,002
Tronox, Inc. 4.625% 3/15/2029[1]	8,675	7,792
Venator Finance SARL, Term Loan, (USD-SOFR + 8.00%) 8.00% PIK and SOFR + 2.00% Cash 12/31/2025[3,4,8]	595	607
Venator Finance SARL, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.36% Cash 10/10/2028[3,4,8]	1,736	1,727
		716,153
Communication services 4.64%
Altice France Holding SA 10.50% 5/15/2027[1]	1,520	570
Altice France SA 5.125% 7/15/2029[1]	14,433	9,773
Altice France SA 5.50% 10/15/2029[1]	3,500	2,379
América Móvil, SAB de CV 4.70% 7/21/2032	10,000	9,675
AT&T, Inc. 2.25% 2/1/2032	500	407
AT&T, Inc. 5.40% 2/15/2034	3,000	3,040
AT&T, Inc. 3.55% 9/15/2055	15,245	10,668
Axiata SPV5 (Labuan), Ltd. 3.064% 8/19/2050	6,300	4,297
CCO Holdings, LLC 5.00% 2/1/2028[1]	4,885	4,551
CCO Holdings, LLC 6.375% 9/1/2029[1]	8,275	7,856
CCO Holdings, LLC 4.75% 3/1/2030[1]	14,300	12,288
CCO Holdings, LLC 4.50% 8/15/2030[1]	7,111	5,964
CCO Holdings, LLC 4.25% 2/1/2031[1]	9,700	7,928
CCO Holdings, LLC 4.75% 2/1/2032[1]	8,000	6,537
CCO Holdings, LLC 4.50% 5/1/2032	2,445	1,966
CCO Holdings, LLC 4.50% 6/1/2033[1]	26,420	20,660
CCO Holdings, LLC 4.25% 1/15/2034[1]	27,820	21,024
Charter Communications Operating, LLC 2.30% 2/1/2032	6,600	5,094
American Funds Multi-Sector Income Fund — Page 17 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Charter Communications Operating, LLC 4.40% 4/1/2033	USD11,365	$10,078
Charter Communications Operating, LLC 3.70% 4/1/2051	47,750	29,564
Charter Communications Operating, LLC 3.90% 6/1/2052	710	452
Charter Communications Operating, LLC 5.25% 4/1/2053	18,330	14,533
Comcast Corp. 2.65% 2/1/2030	200	178
Comcast Corp. 4.80% 5/15/2033	4,744	4,682
Comcast Corp. 3.75% 4/1/2040	15	12
Comcast Corp. 2.887% 11/1/2051	1,555	1,010
Comcast Corp. 5.35% 5/15/2053	850	844
Connect Finco SARL 6.75% 10/1/2026[1]	16,686	16,368
Consolidated Communications, Inc. 5.00% 10/1/2028[1]	1,400	1,168
Diamond Sports Group, LLC 6.625% 8/15/2027[1,5]	3,175	89
Diamond Sports Group, LLC, Term Loan, 5.00% PIK and 5.00% Cash 12/2/2024[3,8]	176	293
DIRECTV Financing, LLC 5.875% 8/15/2027[1]	12,385	11,724
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.445% 8/2/2027[3,4]	1,793	1,802
DISH DBS Corp. 5.875% 11/15/2024	42,275	40,540
DISH DBS Corp. 7.75% 7/1/2026	5,975	4,005
DISH Network Corp. 11.75% 11/15/2027[1]	20,200	20,643
Embarq Corp. 7.995% 6/1/2036	1,905	1,037
Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]	23,417	20,895
Frontier Communications Holdings, LLC 5.875% 11/1/2029	11,709	9,906
Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]	6,005	5,093
Gray Television, Inc. 5.875% 7/15/2026[1]	12,400	12,084
Gray Television, Inc. 4.75% 10/15/2030[1]	7,680	5,043
Gray Television, Inc. 5.375% 11/15/2031[1]	20,795	13,656
iHeartCommunications, Inc. 5.25% 8/15/2027[1]	620	452
Lamar Media Corp. 4.875% 1/15/2029	4,530	4,369
Lamar Media Corp. 4.00% 2/15/2030	5,930	5,394
Lamar Media Corp. 3.625% 1/15/2031	7,090	6,226
Ligado Networks, LLC 15.50% PIK 11/11/2023[1,5,8]	2,000	305
Meta Platforms, Inc. 4.45% 8/15/2052	40,000	35,589
Midas OpCo Holdings, LLC 5.625% 8/15/2029[1]	6,603	6,002
Netflix, Inc. 4.875% 4/15/2028	18,132	18,112
Netflix, Inc. 5.375% 11/15/2029[1]	5,947	6,071
Netflix, Inc. 4.875% 6/15/2030[1]	1,372	1,363
News Corp. 3.875% 5/15/2029[1]	17,947	16,427
Nexstar Media, Inc. 4.75% 11/1/2028[1]	13,800	12,587
PLDT, Inc. 2.50% 1/23/2031	5,500	4,613
SBA Tower Trust 1.631% 11/15/2026[1]	4,000	3,622
Scripps Escrow II, Inc. 3.875% 1/15/2029[1]	1,500	1,194
Sirius XM Radio, Inc. 3.125% 9/1/2026[1]	2,310	2,166
Sirius XM Radio, Inc. 4.00% 7/15/2028[1]	10,305	9,435
Sirius XM Radio, Inc. 4.125% 7/1/2030[1]	9,930	8,687
Sirius XM Radio, Inc. 3.875% 9/1/2031[1]	31,215	26,049
Tencent Holdings, Ltd. 3.975% 4/11/2029	2,400	2,282
Tencent Holdings, Ltd. 3.68% 4/22/2041	593	475
Tencent Holdings, Ltd. 3.24% 6/3/2050	5,584	3,805
Tencent Holdings, Ltd. 3.24% 6/3/2050[1]	1,400	954
Tencent Holdings, Ltd. 3.84% 4/22/2051	6,423	4,889
T-Mobile USA, Inc. 4.85% 1/15/2029	4,000	3,972
T-Mobile USA, Inc. 3.875% 4/15/2030	300	281
T-Mobile USA, Inc. 2.55% 2/15/2031	23,268	19,829
T-Mobile USA, Inc. 5.05% 7/15/2033	4,423	4,377
American Funds Multi-Sector Income Fund — Page 18 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
T-Mobile USA, Inc. 5.75% 1/15/2034	USD1,735	$1,808
T-Mobile USA, Inc. 5.15% 4/15/2034	4,572	4,558
T-Mobile USA, Inc. 3.40% 10/15/2052	1,160	824
T-Mobile USA, Inc. 6.00% 6/15/2054	706	755
T-Mobile USA, Inc. 5.50% 1/15/2055	424	424
Univision Communications, Inc. 8.00% 8/15/2028[1]	4,620	4,710
Univision Communications, Inc. 4.50% 5/1/2029[1]	48,069	42,999
Univision Communications, Inc. 7.375% 6/30/2030[1]	19,796	19,591
UPC Broadband Finco BV 4.875% 7/15/2031[1]	4,610	4,119
Verizon Communications, Inc. 1.75% 1/20/2031	10,984	8,919
Verizon Communications, Inc. 2.55% 3/21/2031	853	729
Virgin Media Secured Finance PLC 4.50% 8/15/2030[1]	765	660
VMED O2 UK Financing I PLC 4.25% 1/31/2031[1]	610	517
WMG Acquisition Corp. 3.75% 12/1/2029[1]	1,535	1,377
WMG Acquisition Corp. 3.875% 7/15/2030[1]	745	661
Ziggo BV 4.875% 1/15/2030[1]	730	656
		663,210
Utilities 4.38%
Aegea Finance SARL 9.00% 1/20/2031[1]	12,045	12,764
AEP Transmission Co., LLC 5.15% 4/1/2034	1,725	1,720
AEP Transmission Co., LLC 2.75% 8/15/2051	2,476	1,560
AES Panama Generation Holdings, SRL 4.375% 5/31/2030	3,823	3,320
AES Panama Generation Holdings, SRL 4.375% 5/31/2030[1]	859	746
Alabama Power Co. 3.94% 9/1/2032	14,076	13,064
Alabama Power Co. 5.85% 11/15/2033	3,100	3,266
Alfa Desarrollo SpA 4.55% 9/27/2051[1]	7,095	5,427
Alliant Energy Finance, LLC 3.60% 3/1/2032[1]	2,125	1,874
American Electric Power Co., Inc. 1.00% 11/1/2025	25	23
Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030[1]	205	192
Connecticut Light and Power Co. (The) 2.05% 7/1/2031	175	143
Consumers Energy Co. 3.80% 11/15/2028	2,000	1,921
Consumers Energy Co. 4.60% 5/30/2029	1,625	1,607
Consumers Energy Co. 3.60% 8/15/2032	7,969	7,229
Consumers Energy Co. 4.625% 5/15/2033	16,690	16,256
DPL, Inc. 4.125% 7/1/2025	7,600	7,436
DTE Electric Co. 3.65% 3/1/2052	2,100	1,593
DTE Energy Co. 5.10% 3/1/2029	3,425	3,413
Duke Energy Carolinas, LLC 5.35% 1/15/2053	4,980	4,917
Duke Energy Corp. 5.75% 9/15/2033	8,000	8,223
Duke Energy Corp. 3.50% 6/15/2051	1,025	721
Duke Energy Corp. 6.10% 9/15/2053	4,000	4,231
Duke Energy Florida, LLC 1.75% 6/15/2030	74	62
Duke Energy Florida, LLC 5.95% 11/15/2052	2,025	2,154
Duke Energy Progress, LLC 2.00% 8/15/2031	2,925	2,389
Duke Energy Progress, LLC 2.50% 8/15/2050	1,099	662
Edison International 4.125% 3/15/2028	7,467	7,169
Edison International 6.95% 11/15/2029	3,200	3,431
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[2]	4,000	3,800
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,2]	14,000	15,459
Empresas Publicas de Medellin ESP 4.25% 7/18/2029[1]	500	435
Empresas Publicas de Medellin ESP 4.25% 7/18/2029	200	174
American Funds Multi-Sector Income Fund — Page 19 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Empresas Publicas de Medellin ESP 4.375% 2/15/2031[1]	USD950	$795
Enfragen Energia Sur SA 5.375% 12/30/2030	6,300	5,229
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[1]	3,670	3,474
Entergy Corp. 2.40% 6/15/2031	5,750	4,780
Entergy Louisiana, LLC 2.35% 6/15/2032	3,736	3,054
Entergy Louisiana, LLC 5.35% 3/15/2034	4,720	4,740
Entergy Louisiana, LLC 5.70% 3/15/2054	2,580	2,627
Eskom Holdings SOC, Ltd. 8.45% 8/10/2028	6,500	6,472
Eversource Energy 1.65% 8/15/2030	4,026	3,240
Eversource Energy 5.50% 1/1/2034	12,300	12,310
FirstEnergy Corp. 2.65% 3/1/2030	33,135	28,512
FirstEnergy Corp. 2.25% 9/1/2030	3,743	3,117
FirstEnergy Corp. 3.40% 3/1/2050	5,049	3,485
FirstEnergy Transmission, LLC 4.35% 1/15/2025[1]	23,954	23,668
Florida Power & Light Co. 5.05% 4/1/2028	3,275	3,312
Florida Power & Light Co. 5.10% 4/1/2033	3,261	3,285
Georgia Power Co. 5.004% 2/23/2027	2,135	2,139
Georgia Power Co. 4.95% 5/17/2033	9,475	9,347
Georgia Power Co. 5.25% 3/15/2034	4,475	4,524
Instituto Costarricense de Electricidad 6.75% 10/7/2031	4,900	4,961
Investment Energy Resources, Ltd. 6.25% 4/26/2029[1]	350	336
Jersey Central Power & Light Co. 4.30% 1/15/2026[1]	50	49
Jersey Central Power & Light Co. 2.75% 3/1/2032[1]	4,202	3,502
Light Servicos de Eletricidade SA 4.375% 6/18/2026[5]	9,800	4,686
Mid-Atlantic Interstate Transmission, LLC 4.10% 5/15/2028[1]	834	802
Minejesa Capital BV 4.625% 8/10/2030	3,719	3,539
MIWD Holdco II, LLC, Term Loan B, (1-month USD CME Term SOFR + 3.50%) 8.825% 3/20/2031[3,4]	4,820	4,849
Monongahela Power Co. 3.55% 5/15/2027[1]	1,775	1,689
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag 7.50% 6/9/2028	2,185	2,278
NextEra Energy Capital Holdings, Inc. 4.90% 3/15/2029	2,000	1,993
Oncor Electric Delivery Co., LLC 4.55% 9/15/2032	964	932
Oncor Electric Delivery Co., LLC 5.65% 11/15/2033	3,575	3,721
Pacific Gas and Electric Co. 2.95% 3/1/2026	258	246
Pacific Gas and Electric Co. 2.10% 8/1/2027	17,728	15,969
Pacific Gas and Electric Co. 3.00% 6/15/2028	1,124	1,027
Pacific Gas and Electric Co. 4.65% 8/1/2028	125	121
Pacific Gas and Electric Co. 4.55% 7/1/2030	18,419	17,518
Pacific Gas and Electric Co. 2.50% 2/1/2031	16,588	13,807
Pacific Gas and Electric Co. 3.25% 6/1/2031	7,842	6,813
Pacific Gas and Electric Co. 4.40% 3/1/2032	5,564	5,140
Pacific Gas and Electric Co. 5.90% 6/15/2032	10,200	10,381
Pacific Gas and Electric Co. 6.15% 1/15/2033	1,888	1,948
Pacific Gas and Electric Co. 6.40% 6/15/2033	17,580	18,531
Pacific Gas and Electric Co. 3.30% 8/1/2040	920	676
Pacific Gas and Electric Co. 4.95% 7/1/2050	1,264	1,088
Pacific Gas and Electric Co. 3.50% 8/1/2050	10,135	6,934
Pacific Gas and Electric Co. 6.75% 1/15/2053	1,700	1,854
PacifiCorp 5.30% 2/15/2031	6,225	6,247
PacifiCorp 5.45% 2/15/2034	9,900	9,937
PacifiCorp 4.15% 2/15/2050	475	374
PacifiCorp 3.30% 3/15/2051	2,075	1,386
PacifiCorp 2.90% 6/15/2052	774	475
PacifiCorp 5.35% 12/1/2053	15,509	14,453
American Funds Multi-Sector Income Fund — Page 20 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
PacifiCorp 5.50% 5/15/2054	USD20,156	$19,414
PacifiCorp 5.80% 1/15/2055	11,085	10,942
PG&E Corp. 5.00% 7/1/2028	1,610	1,552
PG&E Corp. 5.25% 7/1/2030	21,900	20,833
Public Service Company of Colorado 1.90% 1/15/2031	2,829	2,321
Public Service Company of Colorado 1.875% 6/15/2031	6,542	5,294
Public Service Company of Colorado 4.10% 6/15/2048	400	317
Public Service Company of Colorado 3.20% 3/1/2050	900	613
Public Service Company of Colorado 2.70% 1/15/2051	1,025	621
Public Service Company of Colorado 5.25% 4/1/2053	3,576	3,398
Southern California Edison Co. 0.975% 8/1/2024	2,240	2,205
Southern California Edison Co. 4.70% 6/1/2027	16,176	16,004
Southern California Edison Co. 3.65% 3/1/2028	209	199
Southern California Edison Co. 5.65% 10/1/2028	6,645	6,840
Southern California Edison Co. 4.20% 3/1/2029	3,200	3,087
Southern California Edison Co. 2.85% 8/1/2029	1,280	1,154
Southern California Edison Co. 2.50% 6/1/2031	10,829	9,150
Southern California Edison Co. 2.75% 2/1/2032	3,400	2,880
Southern California Edison Co. 5.20% 6/1/2034	15,000	14,856
Southern California Edison Co. 3.60% 2/1/2045	2,643	1,991
Southern California Edison Co. 3.65% 2/1/2050	4,400	3,264
Southern California Edison Co. 5.75% 4/15/2054	3,225	3,274
Southwestern Electric Power Co. 3.25% 11/1/2051	3,775	2,509
State Grid Overseas Investment (2013), Ltd. 4.375% 5/22/2043	2,800	2,591
State Grid Overseas Investment (2014), Ltd. 4.85% 5/7/2044	2,000	1,964
Talen Energy Supply, LLC 8.625% 6/1/2030[1]	16,668	17,837
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.826% 5/17/2030[3,4]	4,422	4,445
Union Electric Co. 2.625% 3/15/2051	1,880	1,159
Virginia Electric & Power 2.30% 11/15/2031	1,250	1,040
Virginia Electric & Power 2.40% 3/30/2032	2,225	1,846
Wisconsin Power and Light Co. 1.95% 9/16/2031	2,240	1,809
Xcel Energy, Inc. 3.35% 12/1/2026	1,130	1,074
Xcel Energy, Inc. 1.75% 3/15/2027	578	521
Xcel Energy, Inc. 2.35% 11/15/2031	1,660	1,341
Xcel Energy, Inc. 4.60% 6/1/2032	1,750	1,647
Xcel Energy, Inc. 5.45% 8/15/2033	19,509	19,403
Xcel Energy, Inc. 3.50% 12/1/2049	3,874	2,689
		625,837
Consumer staples 3.84%
7-Eleven, Inc. 0.95% 2/10/2026[1]	255	236
7-Eleven, Inc. 1.30% 2/10/2028[1]	149	130
7-Eleven, Inc. 1.80% 2/10/2031[1]	13,213	10,618
7-Eleven, Inc. 2.50% 2/10/2041[1]	900	610
7-Eleven, Inc. 2.80% 2/10/2051[1]	10,815	6,723
Albertsons Companies, Inc. 3.50% 3/15/2029[1]	3,185	2,862
Altria Group, Inc. 3.70% 2/4/2051	3,567	2,496
Anheuser-Busch Companies, LLC 4.90% 2/1/2046	90	86
Anheuser-Busch InBev Worldwide, Inc. 4.60% 4/15/2048	1,603	1,467
Anheuser-Busch InBev Worldwide, Inc. 4.439% 10/6/2048	180	160
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	1,100	1,148
B&G Foods, Inc. 5.25% 4/1/2025	1,352	1,346
B&G Foods, Inc. 5.25% 9/15/2027	6,105	5,710
American Funds Multi-Sector Income Fund — Page 21 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
B&G Foods, Inc. 8.00% 9/15/2028[1]	USD9,125	$9,513
BAT Capital Corp. 5.834% 2/20/2031	1,084	1,094
BAT Capital Corp. 2.726% 3/25/2031	2,750	2,314
BAT Capital Corp. 6.421% 8/2/2033	6,078	6,362
BAT Capital Corp. 6.00% 2/20/2034	10,000	10,132
BAT Capital Corp. 3.984% 9/25/2050	47,890	33,726
BAT Capital Corp. 5.65% 3/16/2052	2,375	2,146
BAT Capital Corp. 7.081% 8/2/2053	46,413	50,082
Campbell Soup Co. 5.20% 3/21/2029	1,925	1,935
Campbell Soup Co. 5.40% 3/21/2034	14,058	14,170
Central Garden & Pet Co. 4.125% 10/15/2030	3,600	3,233
Central Garden & Pet Co. 4.125% 4/30/2031[1]	18,275	16,125
Conagra Brands, Inc. 1.375% 11/1/2027	5,125	4,486
Conagra Brands, Inc. 5.30% 11/1/2038	2	2
Constellation Brands, Inc. 2.875% 5/1/2030	1,040	921
Constellation Brands, Inc. 2.25% 8/1/2031	20,750	17,150
Constellation Brands, Inc. 4.75% 5/9/2032	2,834	2,770
Constellation Brands, Inc. 4.90% 5/1/2033	1,657	1,626
Coty, Inc. 6.625% 7/15/2030[1]	8,115	8,247
Darling Ingredients, Inc. 6.00% 6/15/2030[1]	16,970	16,831
Energizer Holdings, Inc. 4.375% 3/31/2029[1]	8,080	7,249
Fiesta Purchaser, Inc. 7.875% 3/1/2031[1]	6,530	6,749
Fiesta Purchaser, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.00%) 9.337% 1/31/2031[3,4]	3,080	3,088
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	5,934	4,848
Ingles Markets, Inc. 4.00% 6/15/2031[1]	11,345	9,913
InRetail Consumer 3.25% 3/22/2028[1]	1,100	989
J. M. Smucker Co. (The) 6.20% 11/15/2033	4,956	5,289
J. M. Smucker Co. (The) 6.50% 11/15/2043	1,812	1,967
J. M. Smucker Co. (The) 6.50% 11/15/2053	4,877	5,420
Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[1]	5,360	5,259
Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[1]	10,166	10,107
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]	7,985	7,288
MARB BondCo PLC 3.95% 1/29/2031	21,365	17,632
MARB BondCo PLC 3.95% 1/29/2031[1]	2,577	2,127
Minerva Luxembourg SA 8.875% 9/13/2033[1]	12,895	13,576
Minerva Luxembourg SA 8.875% 9/13/2033	6,000	6,317
Natura Cosmeticos SA 4.125% 5/3/2028[1]	3,800	3,473
Natura Cosmeticos SA 4.125% 5/3/2028	2,400	2,193
NBM US Holdings, Inc. 6.625% 8/6/2029[7]	500	497
PepsiCo, Inc. 1.625% 5/1/2030	6	5
PepsiCo, Inc. 1.40% 2/25/2031	34	27
PepsiCo, Inc. 1.95% 10/21/2031	21,349	17,757
Performance Food Group, Inc. 5.50% 10/15/2027[1]	4,105	4,033
Performance Food Group, Inc. 4.25% 8/1/2029[1]	8,162	7,488
Philip Morris International, Inc. 5.125% 2/13/2031	728	724
Philip Morris International, Inc. 5.75% 11/17/2032	8,756	9,045
Philip Morris International, Inc. 5.375% 2/15/2033	31,210	31,480
Philip Morris International, Inc. 5.625% 9/7/2033	19,750	20,209
Philip Morris International, Inc. 5.25% 2/13/2034	15,104	14,977
Post Holdings, Inc. 5.625% 1/15/2028[1]	7,370	7,247
Post Holdings, Inc. 5.50% 12/15/2029[1]	3,355	3,245
Post Holdings, Inc. 4.625% 4/15/2030[1]	12,811	11,770
Post Holdings, Inc. 6.25% 2/15/2032[1]	8,143	8,212
American Funds Multi-Sector Income Fund — Page 22 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Prestige Brands, Inc. 5.125% 1/15/2028[1]	USD5,345	$5,209
Prestige Brands, Inc. 3.75% 4/1/2031[1]	5,985	5,216
Simmons Foods, Inc. 4.625% 3/1/2029[1]	12,685	11,222
TreeHouse Foods, Inc. 4.00% 9/1/2028	16,925	15,201
United Natural Foods, Inc. 6.75% 10/15/2028[1]	450	374
US Foods, Inc. 4.625% 6/1/2030[1]	8,185	7,605
Walmart, Inc. 4.10% 4/15/2033	17,409	16,782
		548,266
Real estate 3.76%
American Tower Corp. 2.95% 1/15/2051	15,000	9,686
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]	5,585	3,961
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]	11,770	8,016
Boston Properties, LP 2.55% 4/1/2032	3,980	3,150
Boston Properties, LP 2.45% 10/1/2033	5,420	4,085
Boston Properties, LP 6.50% 1/15/2034	20,469	21,245
Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]	8,480	8,332
Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]	3,780	3,454
COPT Defense Properties, LP 2.75% 4/15/2031	10,000	8,255
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[1]	3,240	2,839
Crown Castle, Inc. 5.00% 1/11/2028	6,796	6,728
Crown Castle, Inc. 5.80% 3/1/2034	21,342	21,842
Equinix, Inc. 1.45% 5/15/2026	1,560	1,435
Equinix, Inc. 2.90% 11/18/2026	68	64
Equinix, Inc. 1.55% 3/15/2028	105	91
Equinix, Inc. 3.20% 11/18/2029	75	67
Equinix, Inc. 2.15% 7/15/2030	15,210	12,614
Equinix, Inc. 2.95% 9/15/2051	3,250	2,090
Equinix, Inc. 3.40% 2/15/2052	819	574
FibraSOMA 4.375% 7/22/2031[1]	3,933	3,211
Highwoods Realty, LP 7.65% 2/1/2034	28,250	30,842
Howard Hughes Corp. (The) 5.375% 8/1/2028[1]	2,931	2,815
Howard Hughes Corp. (The) 4.125% 2/1/2029[1]	10,170	9,151
Howard Hughes Corp. (The) 4.375% 2/1/2031[1]	12,265	10,662
Hudson Pacific Properties, LP 4.65% 4/1/2029	5,750	4,904
Hudson Pacific Properties, LP 3.25% 1/15/2030	18,550	14,306
Iron Mountain, Inc. 5.25% 3/15/2028[1]	2,185	2,116
Iron Mountain, Inc. 5.00% 7/15/2028[1]	2,224	2,130
Iron Mountain, Inc. 5.25% 7/15/2030[1]	4,555	4,314
Iron Mountain, Inc. 4.50% 2/15/2031[1]	2,385	2,154
Kennedy-Wilson, Inc. 4.75% 3/1/2029	28,655	23,621
Kennedy-Wilson, Inc. 4.75% 2/1/2030	37,650	30,073
Kennedy-Wilson, Inc. 5.00% 3/1/2031	26,635	20,754
Kilroy Realty, LP 2.50% 11/15/2032	2,724	2,053
Kilroy Realty, LP 2.65% 11/15/2033	7,563	5,609
Kilroy Realty, LP 6.25% 1/15/2036	17,671	17,273
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]	1,650	1,545
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]	21,884	19,913
MPT Operating Partnership, LP 5.25% 8/1/2026	7,000	6,415
MPT Operating Partnership, LP 5.00% 10/15/2027	8,343	6,996
MPT Operating Partnership, LP 3.50% 3/15/2031	24,520	16,858
Park Intermediate Holdings, LLC 5.875% 10/1/2028[1]	9,000	8,827
Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]	11,160	10,387
Prologis, LP 4.75% 6/15/2033	3,870	3,794
American Funds Multi-Sector Income Fund — Page 23 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Prologis, LP 5.125% 1/15/2034	USD5,490	$5,516
Prologis, LP 5.00% 3/15/2034	12,135	12,069
Prologis, LP 5.25% 3/15/2054	2,320	2,280
Public Storage Operating Co. 1.95% 11/9/2028	417	368
Public Storage Operating Co. 2.25% 11/9/2031	8,155	6,775
Public Storage Operating Co. 5.35% 8/1/2053	8,552	8,598
Service Properties Trust 4.75% 10/1/2026	21,745	20,286
Service Properties Trust 4.95% 2/15/2027	6,535	6,050
Service Properties Trust 3.95% 1/15/2028	23,415	20,059
Service Properties Trust 4.95% 10/1/2029	17,525	14,368
Service Properties Trust 4.375% 2/15/2030	3,290	2,515
Service Properties Trust 8.625% 11/15/2031[1]	12,100	12,917
Sun Communities Operating, LP 2.70% 7/15/2031	1,000	824
Sun Communities Operating, LP 4.20% 4/15/2032	14,413	12,961
VICI Properties, LP 4.625% 6/15/2025[1]	766	755
VICI Properties, LP 4.75% 2/15/2028	876	855
VICI Properties, LP 3.875% 2/15/2029[1]	708	652
VICI Properties, LP 4.95% 2/15/2030	14,510	14,043
VICI Properties, LP 4.125% 8/15/2030[1]	192	175
VICI Properties, LP 5.125% 5/15/2032	6,694	6,409
VICI Properties, LP 5.625% 5/15/2052	1,537	1,426
Vornado Realty, LP 2.15% 6/1/2026	4,672	4,249
WeWork Companies, LLC 6.00% PIK and 5.00% Cash 8/15/2027[1,5,8]	10,744	651
WeWork Companies, LLC 8.00% PIK and 7.00% Cash 8/15/2027[1,5,8]	8,562	942
XHR, LP 4.875% 6/1/2029[1]	2,120	1,964
		536,958
Information technology 2.66%
Analog Devices, Inc. 2.95% 10/1/2051	3,709	2,518
Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]	734	688
Booz Allen Hamilton, Inc. 4.00% 7/1/2029[1]	586	545
Broadcom Corp. 3.875% 1/15/2027	53	51
Broadcom, Inc. 4.15% 11/15/2030	24	23
Broadcom, Inc. 4.15% 4/15/2032[1]	7	6
Broadcom, Inc. 3.419% 4/15/2033[1]	8,660	7,510
Broadcom, Inc. 3.469% 4/15/2034[1]	18,602	15,947
CA Magnum Holdings 5.375% 10/31/2026[1]	820	785
Cisco Systems, Inc. 4.85% 2/26/2029	19,614	19,768
Cisco Systems, Inc. 4.95% 2/26/2031	18,659	18,833
Cisco Systems, Inc. 5.05% 2/26/2034	33,365	33,830
Cisco Systems, Inc. 5.30% 2/26/2054	140	144
Cloud Software Group, Inc. 6.50% 3/31/2029[1]	8,650	8,216
Cloud Software Group, Inc. 9.00% 9/30/2029[1]	35,520	34,102
Cloud Software Group, Inc., Term Loan A, (3-month USD CME Term SOFR + 4.50%) 9.909% 9/29/2028[3,4]	23,741	23,677
Cloud Software Group, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.909% 3/30/2029[3,4]	995	991
CommScope Technologies, LLC 6.00% 6/15/2025[1]	14,577	12,696
CommScope, Inc. 6.00% 3/1/2026[1]	6,855	6,281
CommScope, Inc. 8.25% 3/1/2027[1]	5,781	2,712
CommScope, Inc. 7.125% 7/1/2028[1]	3,603	1,428
CommScope, Inc. 4.75% 9/1/2029[1]	7,000	5,058
CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.695% 4/6/2026[3,4]	2,852	2,600
American Funds Multi-Sector Income Fund — Page 24 of 46

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.82% 8/11/2028[1,3,4]	USD16,087	$16,838
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[3,4,7]	16,510	16,593
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.571% 9/13/2029[3,4,7]	317	319
Gartner, Inc. 4.50% 7/1/2028[1]	3,270	3,119
Gartner, Inc. 3.625% 6/15/2029[1]	5,330	4,831
Gartner, Inc. 3.75% 10/1/2030[1]	7,790	6,981
Hughes Satellite Systems Corp. 6.625% 8/1/2026	1,441	850
Intel Corp. 5.15% 2/21/2034	10,105	10,132
Intel Corp. 5.60% 2/21/2054	7,798	7,951
Microchip Technology, Inc. 5.05% 3/15/2029	15,325	15,334
MicroStrategy, Inc. 6.125% 6/15/2028[1]	1,190	1,149
NCR Atleos Corp. 9.50% 4/1/2029[1]	23,329	24,977
Oracle Corp. 3.60% 4/1/2050	2,170	1,569
Oracle Corp. 5.55% 2/6/2053	9,532	9,331
ServiceNow, Inc. 1.40% 9/1/2030	8,917	7,219
Texas Instruments, Inc. 4.60% 2/8/2029	1,071	1,073
Texas Instruments, Inc. 4.85% 2/8/2034	9,732	9,783
UKG, Inc. 6.875% 2/1/2031[1]	31,100	31,705
UKG, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.68% 5/3/2027[3,4]	1,016	1,024
Unisys Corp. 6.875% 11/1/2027[1]	535	476
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,6,7]	10,655	10,369
		380,032
Total corporate bonds, notes & loans		9,809,586
Mortgage-backed obligations 9.78% Commercial mortgage-backed securities 8.26%
3650R Commercial Mortgage Trust, Series 2022-PF2, Class B, 5.29% 11/15/2055[4,10]	12,673	11,900
Arbor Multi Family Mortgage Securities Trust, Series 2020-MF1, Class B, 3.599% 5/15/2053[4,10]	500	450
Banc of America Commercial Mortgage, Inc., Series 2016-UB10, Class C, 4.825% 7/15/2049[4,10]	3,560	3,340
Banc of America Commercial Mortgage, Inc., Series 2017-BNK3, Class A4, 3.574% 2/15/2050[10]	10	10
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class AS, 7.14% 6/15/2028[4,10]	9,699	10,324
Bank Commercial Mortgage Trust, Series 2023-5YR2, Class C, 7.164% 7/15/2028[4,10]	5,948	5,929
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class B, 5.745% 11/15/2032[4,10]	8,333	8,193
Bank Commercial Mortgage Trust, Series 2022-BNK44, Class C, 5.745% 11/15/2032[4,10]	7,500	6,930
Bank Commercial Mortgage Trust, Series 2019-BN23, Class C, 3.505% 12/15/2052[4,10]	6,986	5,663
Bank Commercial Mortgage Trust, Series 2017-BNK9, Class A4, 3.538% 11/15/2054[10]	10	9
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class B, 5.152% 8/15/2055[4,10]	5,250	4,805
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class B, 6.148% 2/15/2056[4,10]	5,618	5,752
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class C, 6.279% 2/15/2056[4,10]	1,535	1,537
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.411% 3/15/2056[4,10]	13,148	12,939
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class B, 6.774% 8/15/2056[4,10]	7,654	8,271
Bank Commercial Mortgage Trust, Series 2023-BNK46, Class C, 6.774% 8/15/2056[4,10]	6,801	7,002
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class C, 7.315% 9/15/2056[4,10]	7,043	7,112
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class C, 7.534% 12/15/2056[4,10]	7,419	7,878
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class B, 7.534% 12/15/2056[4,10]	6,574	7,079
Bank Commercial Mortgage Trust, Series 2017-BNK7, Class C, 4.01% 9/15/2060[4,10]	2,522	2,092
Bank Commercial Mortgage Trust, Series 2019-BN19, Class B, 3.647% 8/15/2061[10]	4,000	3,275
Bank Commercial Mortgage Trust, Series 2019-BN18, Class C, 4.212% 5/15/2062[4,10]	2,000	1,509
Bank Commercial Mortgage Trust, Series 2019-BN20, Class B, 3.395% 9/15/2062[4,10]	3,865	3,205
Bank Commercial Mortgage Trust, Series 2020-BN25, Class C, 3.353% 1/15/2063[4,10]	6,257	5,088
American Funds Multi-Sector Income Fund — Page 25 of 46

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Bank Commercial Mortgage Trust, Series 2020-BN26, Class C, 3.414% 3/15/2063[4,10]	USD9,265	$7,394
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class B, 3.49% 4/14/2033[1,10]	3,000	2,876
Bank of America Merrill Lynch Large Loan, Inc., Series 2015-200P, Class C, 3.596% 4/14/2033[1,4,10]	2,000	1,911
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 6.244% 3/15/2037[1,4,10]	3,396	3,264
Barclays Commercial Mortgage Securities, LLC, Series 2022-C17, Class B, 4.889% 9/15/2055[4,10]	11,003	10,271
Barclays Commercial Mortgage Securities, LLC, Series 2022-C18, Class C, 6.149% 12/15/2055[4,10]	12,328	11,972
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class AS, 6.07% 4/15/2056[4,10]	14,763	15,273
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class B, 6.333% 4/15/2056[4,10]	1,954	2,007
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class C, 6.385% 4/15/2056[4,10]	6,078	6,051
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class B, 6.167% 7/15/2056[4,10]	19,000	19,614
Barclays Commercial Mortgage Securities, LLC, Series 2023-C20, Class C, 6.608% 7/15/2056[4,10]	6,586	6,528
Barclays Commercial Mortgage Securities, LLC, Series 2023-C22, Class C, 7.126% 11/15/2056[4,10]	2,283	2,430
Barclays Commercial Mortgage Securities, LLC, Series 2023-5C23, Class B, 7.455% 12/15/2056[4,10]	9,755	10,343
Barclays Commercial Mortgage Securities, LLC, Series 2023-5C23, Class C, 7.455% 12/15/2056[4,10]	3,395	3,547
Barclays Commercial Mortgage Securities, LLC, Series 2024-C24, Class C, 6.00% 2/15/2057[10]	759	755
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[10]	25	24
Benchmark Mortgage Trust, Series 2018-B2, Class B, 4.285% 2/15/2051[4,10]	3,000	2,648
Benchmark Mortgage Trust, Series 2018-B3, Class A5, 4.025% 4/10/2051[10]	10	9
Benchmark Mortgage Trust, Series 2018-B3, Class B, 4.295% 4/10/2051[4,10]	1,445	1,258
Benchmark Mortgage Trust, Series 2018-B4, Class A5, 4.121% 7/15/2051[4,10]	10	10
Benchmark Mortgage Trust, Series 2021-B25, Class B, 2.635% 4/15/2054[10]	5,500	4,201
Benchmark Mortgage Trust, Series 2021-B28, Class B, 2.244% 8/15/2054[4,10]	7,500	5,830
Benchmark Mortgage Trust, Series 2022-B34, Class A5, 3.786% 4/15/2055[4,10]	7,000	6,205
Benchmark Mortgage Trust, Series 2022-B35, Class C, 4.444% 5/15/2055[4,10]	12,266	9,542
Benchmark Mortgage Trust, Series 2022-B35, Class B, 4.444% 5/15/2055[4,10]	2,000	1,661
Benchmark Mortgage Trust, Series 2023-V2, Class B, 6.769% 5/15/2055[4,10]	11,487	11,827
Benchmark Mortgage Trust, Series 2023-V2, Class C, 6.769% 5/15/2055[4,10]	9,404	9,508
Benchmark Mortgage Trust, Series 2022-B36, Class B, 4.87% 7/15/2055[4,10]	7,500	6,670
Benchmark Mortgage Trust, Series 2023-B38, Class AM, 6.121% 4/15/2056[4,10]	22,618	23,605
Benchmark Mortgage Trust, Series 2023-B38, Class B, 6.245% 4/15/2056[4,10]	10,487	10,634
Benchmark Mortgage Trust, Series 2023-B38, Class C, 6.245% 4/15/2056[4,10]	6,492	5,706
Benchmark Mortgage Trust, Series 2023-V3, Class B, 6.924% 7/15/2056[10]	6,493	6,695
Benchmark Mortgage Trust, Series 2023-V3, Class C, 7.173% 7/15/2056[4,10]	8,813	8,963
Benchmark Mortgage Trust, Series 2023-V4, Class C, 7.46% 11/15/2056[4,10]	7,698	7,944
Benchmark Mortgage Trust, Series 2023-V4, Class B, 7.46% 11/15/2056[4,10]	5,821	6,190
Benchmark Mortgage Trust, Series 2023-B40, Class B, 6.581% 12/15/2056[4,10]	7,144	7,547
Benchmark Mortgage Trust, Series 2024-V5, Class B, 6.059% 1/10/2057[10]	1,802	1,808
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[10]	4,705	4,879
Benchmark Mortgage Trust, Series 2024-V5, Class C, 6.973% 1/10/2057[4,10]	1,155	1,170
Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952% 8/15/2057[10]	20	18
BLP Commercial Mortgage Trust, Series 2024-IND2, Class D, (1-month USD CME Term SOFR + 2.59%) 7.89% 3/15/2041[1,4,10]	6,742	6,763
BMO Mortgage Trust, Series 2023-C4, Class B, 5.396% 2/15/2056[4,10]	3,081	3,081
BMO Mortgage Trust, Series 2023-C5, Class B, 6.476% 6/15/2056[4,10]	6,244	6,553
BMO Mortgage Trust, Series 2023-C5, Class C, 6.627% 6/15/2056[4,10]	2,161	2,232
BMO Mortgage Trust, Series 2023-5C1, Class B, 6.96% 8/15/2056[4,10]	10,516	10,764
BMO Mortgage Trust, Series 2023-5C1, Class C, 7.118% 8/15/2056[4,10]	4,437	4,510
BMO Mortgage Trust, Series 2023-C6, Class B, 6.636% 9/15/2056[4,10]	3,625	3,875
BMO Mortgage Trust, Series 2023-5C2, Class C, 7.244% 11/15/2056[4,10]	2,982	3,092
BMO Mortgage Trust, Series 2023-C7, Class C, 7.123% 12/15/2056[4,10]	2,790	2,931
BMO Mortgage Trust, Series 2024-5C3, Class D, 4.00% 2/15/2057[1,10]	666	546
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057[4,10]	3,718	3,834
BMO Mortgage Trust, Series 2024-5C3, Class B, 6.557% 2/15/2057[4,10]	2,453	2,516
American Funds Multi-Sector Income Fund — Page 26 of 46

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
BMO Mortgage Trust, Series 2024-5C3, Class C, 6.859% 2/15/2057[4,10]	USD531	$537
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class B, (1-month USD CME Term SOFR + 2.319%) 7.644% 5/15/2039[1,4,10]	2,694	2,707
BX Trust, Series 2022-CSMO, Class B, (1-month USD CME Term SOFR + 3.141%) 8.466% 6/15/2027[1,4,10]	10,000	10,049
BX Trust, Series 2021-MFM1, Class B, (1-month USD CME Term SOFR + 1.064%) 6.39% 1/15/2034[1,4,10]	3,065	3,040
BX Trust, Series 2021-SDMF, Class B, (1-month USD CME Term SOFR + 0.852%) 6.178% 9/15/2034[1,4,10]	2,878	2,828
BX Trust, Series 2021-SDMF, Class C, (1-month USD CME Term SOFR + 1.002%) 6.328% 9/15/2034[1,4,10]	2,014	1,976
BX Trust, Series 2021-SDMF, Class D, (1-month USD CME Term SOFR + 1.501%) 6.827% 9/15/2034[1,4,10]	1,919	1,883
BX Trust, Series 2021-SDMF, Class E, (1-month USD CME Term SOFR + 1.701%) 7.027% 9/15/2034[1,4,10]	1,390	1,360
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.14% 9/15/2036[1,4,10]	1,733	1,721
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 6.39% 9/15/2036[1,4,10]	2,696	2,668
BX Trust, Series 2021-VOLT, Class D, (1-month USD CME Term SOFR + 1.764%) 7.09% 9/15/2036[1,4,10]	4,410	4,351
BX Trust, Series 2021-VOLT, Class E, (1-month USD CME Term SOFR + 2.114%) 7.44% 9/15/2036[1,4,10]	7,510	7,413
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.339% 10/15/2036[1,4,10]	1,992	1,974
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 6.737% 10/15/2036[1,4,10]	10,749	10,613
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 7.086% 10/15/2036[1,4,10]	1,992	1,967
BX Trust, Series 2021-ARIA, Class D, (1-month USD CME Term SOFR + 2.01%) 7.335% 10/15/2036[1,4,10]	2,810	2,758
BX Trust, Series 2022-IND, Class D, (1-month USD CME Term SOFR + 2.839%) 8.164% 4/15/2037[1,4,10]	602	604
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 6.31% 6/15/2038[1,4,10]	721	715
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 6.54% 6/15/2038[1,4,10]	651	644
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 6.84% 6/15/2038[1,4,10]	8,235	8,154
BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 6.69% 11/15/2038[1,4,10]	12,004	11,956
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.94% 11/15/2038[1,4,10]	1,932	1,920
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 7.29% 11/15/2038[1,4,10]	2,937	2,907
BX Trust, Series 2021-ACNT, Class E, (1-month USD CME Term SOFR + 2.311%) 7.637% 11/15/2038[1,4,10]	1,433	1,420
BX Trust, Series 2022-AHP, Class B, (1-month USD CME Term SOFR + 1.84%) 7.165% 2/15/2039[1,4,10]	3,000	2,963
BX Trust, Series 2022-LP2, Class D, (1-month USD CME Term SOFR + 1.961%) 7.286% 2/15/2039[1,4,10]	2,415	2,386
BX Trust, Series 2022-AHP, Class C, (1-month USD CME Term SOFR + 2.09%) 7.415% 2/15/2039[1,4,10]	4,000	3,912
BX Trust, Series 2022-PSB, Class B, (1-month USD CME Term SOFR + 2.949%) 8.274% 8/15/2039[1,4,10]	9,762	9,847
BX Trust, Series 2022-PSB, Class C, (1-month USD CME Term SOFR + 3.697%) 9.022% 8/15/2039[1,4,10]	8,471	8,545
BX Trust, Series 2022-PSB, Class D, (1-month USD CME Term SOFR + 4.693%) 10.018% 8/15/2039[1,4,10]	8,333	8,393
BX Trust, Series 2022-GPA, Class B, (1-month USD CME Term SOFR + 2.664%) 7.985% 10/15/2039[1,4,10]	7,798	7,832
BX Trust, Series 2022-GPA, Class C, (1-month USD CME Term SOFR + 3.213%) 8.535% 10/15/2039[1,4,10]	14,753	14,823
BX Trust, Series 2022-GPA, Class D, (1-month USD CME Term SOFR + 4.061%) 9.385% 10/15/2039[1,4,10]	1,841	1,850
BX Trust, Series 2023-VLT2, Class C, (1-month USD CME Term SOFR + 4.176%) 9.501% 6/15/2040[1,4,10]	15,000	15,094
BX Trust, Series 2023-VLT2, Class D, (1-month USD CME Term SOFR + 4.774%) 10.099% 6/15/2040[1,4,10]	26,000	26,102
BX Trust, Series 2019-OC11, Class C, 3.856% 12/9/2041[1,10]	1,090	970
BX Trust, Series 2019-OC11, Class D, 3.944% 12/9/2041[1,4,10]	2,326	2,056
BX Trust, Series 2020-VIV2, Class C, 3.542% 3/9/2044[1,4,10]	5,150	4,482
BX Trust, Series 2020-VIV3, Class B, 3.544% 3/9/2044[1,4,10]	4,948	4,361
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class B, (1-month USD CME Term SOFR + 2.092%) 7.417% 3/15/2035[1,4,10]	13,740	13,675
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class D, (1-month USD CME Term SOFR + 3.188%) 8.513% 3/15/2035[1,4,10]	2,485	2,472
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050[10]	10	9
CENT Trust 2023-CITY, Series 2023-CITY, Class B, (1-month USD CME Term SOFR + 3.15%) 8.475% 9/15/2028[1,4,10]	11,978	12,100
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class D, 5.852% 6/10/2028[1,4,10]	28,218	26,921
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class C, 5.852% 6/10/2028[1,4,10]	2,450	2,423
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class D, 6.36% 7/10/2028[1,4,10]	13,008	12,670
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class AS, 4.026% 5/10/2047[10]	420	417
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class B, 4.328% 5/10/2047[4,10]	1,900	1,778
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AS, 4.017% 10/10/2047[10]	438	431
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class B, 4.345% 10/10/2047[4,10]	3,964	3,825
American Funds Multi-Sector Income Fund — Page 27 of 46

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class B, 3.772% 2/10/2048[10]	USD7,892	$7,673
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class C, 4.419% 2/10/2048[4,10]	3,656	3,487
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class C, 4.137% 4/10/2048[4,10]	2,660	2,475
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class B, 3.15% 2/15/2053[4,10]	1,835	1,449
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A3, 3.515% 9/10/2058[10]	290	283
COMM Mortgage Trust, Series 2020-CX, Class D, 2.684% 11/10/2046[1,4,10]	6,000	4,681
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.701% 3/10/2047[10]	278	265
Commercial Mortgage Trust, Series 2014-CR16, Class C, 4.899% 4/10/2047[4,10]	460	430
Commercial Mortgage Trust, Series 2014-CR18, Class B, 4.456% 7/15/2047[4,10]	381	375
Commercial Mortgage Trust, Series 2014-UBS4, Class AM, 3.968% 8/10/2047[10]	108	100
Commercial Mortgage Trust, Series 2014-CR19, Class AM, 4.08% 8/10/2047[10]	500	493
Commercial Mortgage Trust, Series 2014-LC17, Class B, 4.49% 10/10/2047[4,10]	950	926
Commercial Mortgage Trust, Series 2014-UBS6, Class C, 4.427% 12/10/2047[4,10]	605	541
Commercial Mortgage Trust, Series 2015-CR26, Class B, 4.464% 10/10/2048[4,10]	8,035	7,663
Commercial Mortgage Trust, Series 2015-CCRE-26, Class C, 4.464% 10/10/2048[4,10]	860	805
Commercial Mortgage Trust, Series 2016-COR1, Class A4, 3.091% 10/10/2049[10]	25	23
Commercial Mortgage Trust, Series 2015-PC1, Class AM, 4.29% 7/10/2050[4,10]	250	244
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class C, 5.728% 8/12/2043[1,4,10]	2,000	1,829
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class D, 5.728% 8/12/2043[1,4,10]	19,597	17,047
DC Commercial Mortgage Trust, Series 2023-DC, Class D, 7.14% 9/10/2040[1,4,10]	22,681	22,365
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.14% 9/10/2040[1,4,10]	4,080	4,171
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 6.82% 7/15/2038[1,4,10]	350	350
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 7.14% 7/15/2038[1,4,10]	2,195	2,195
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 7.69% 7/15/2038[1,4,10]	7,955	7,955
FIVE Mortgage Trust, Series 2023-V1, Class B, 6.297% 2/10/2056[4,10]	7,432	7,476
FIVE Mortgage Trust, Series 2023-V1, Class C, 6.297% 2/10/2056[4,10]	2,917	2,906
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class C, 3.75% 12/10/2036[1,10]	500	488
Fontainebleau Miami Beach Trust, CMO, Series 2019-FBLU, Class D, 3.963% 12/10/2036[1,4,10]	5,455	5,322
FS Commercial Trust, Series 2023-4SZN, Class C, 8.121% 11/10/2039[1,4,10]	9,193	9,613
Great Wolf Trust, Series 2019-WOLF, Class A, (1-month USD CME Term SOFR + 1.348%) 6.474% 12/15/2036[1,4,10]	2,148	2,148
Great Wolf Trust, Series 2019-WOLF, Class D, (1-month USD CME Term SOFR + 2.247%) 7.373% 12/15/2036[1,4,10]	931	930
Great Wolf Trust, Series 2024-WOLF, Class C, (1-month USD CME Term SOFR + 2.391%) 7.691% 3/15/2039[1,4,10]	9,249	9,283
Great Wolf Trust, Series 2024-WOLF, Class D, (1-month USD CME Term SOFR + 2.89%) 8.19% 3/15/2039[1,4,10]	7,434	7,467
GS Mortgage Securities Trust, Series 2024-70P, Class B, 5.507% 3/10/2041[1,4,10]	7,337	7,286
GS Mortgage Securities Trust, Series 2024-70P, Class C, 5.881% 3/10/2041[1,4,10]	9,423	9,354
GS Mortgage Securities Trust, Series 2024-70P, Class D, 7.045% 3/10/2041[1,4,10]	13,520	13,475
GS Mortgage Securities Trust, Series 2020-GS1, Class A2, 3.47% 11/10/2048[10]	200	193
GS Mortgage Securities Trust, Series 2018-GS10, Class AS, 4.384% 7/10/2051[4,10]	4,000	3,636
GS Mortgage Securities Trust, Series 2019-GC40, Class C, 3.946% 7/10/2052[10]	3,364	2,689
Hawaii Hotel Trust, Series 2019-MAUI, Class E, (1-month USD CME Term SOFR + 2.207%) 7.532% 5/15/2038[1,4,10]	4,000	3,966
Hilton USA Trust, Series 2016-HHV, Class D, 4.194% 11/5/2038[1,10]	1,230	1,160
INTOWN Mortgage Trust, Series 2022-STAY, Class B, (1-month USD CME Term SOFR + 3.286%) 8.612% 8/15/2037[1,4,10]	7,882	7,944
INTOWN Mortgage Trust, Series 2022-STAY, Class C, (1-month USD CME Term SOFR + 3.685%) 9.011% 8/15/2037[1,4,10]	3,120	3,145
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class B, 4.394% 4/15/2047[4,10]	920	913
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[1,10]	1,750	1,486
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.45% 1/5/2039[1,4,10]	437	354
LSTAR Commercial Mortgage Trust, Series 2017-5, Class C, 4.668% 3/10/2050[1,4,10]	1,725	1,469
LUXE Commercial Mortgage Trust, Series 2021-TRIP, Class B, (1-month USD CME Term SOFR + 1.514%) 6.84% 10/15/2038[1,4,10]	795	795
American Funds Multi-Sector Income Fund — Page 28 of 46

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
LUXE Commercial Mortgage Trust, Series 21-TRIP, Class C, (1-month USD CME Term SOFR + 1.864%) 7.19% 10/15/2038[1,4,10]	USD5,000	$4,999
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 6.241% 4/15/2038[1,4,10]	1,287	1,282
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS, 4.11% 10/15/2047[4,10]	1,189	1,170
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class B, 4.16% 2/15/2048[10]	18,113	17,492
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048[10]	2,311	2,238
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class AS, 4.036% 5/15/2048[4,10]	3,586	3,393
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class B, 4.518% 10/15/2048[4,10]	74	69
Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.53% 6/15/2050[10]	45	42
Morgan Stanley Capital I Trust, Series 2019-L3, Class B, 3.65% 11/15/2052[4,10]	5,300	4,534
MSFW Commercial Mortgage Trust, Series 2023-1, Class B, 6.683% 5/15/2033[4,10]	4,566	4,774
MSFW Commercial Mortgage Trust, Series 2023-1, Class C, 6.683% 5/15/2033[4,10]	4,606	4,548
MSWF Commercial Mortgage Trust, Series 2023-2, Class B, 6.876% 12/15/2056[4,10]	13,301	14,367
MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.018% 12/15/2056[4,10]	2,549	2,665
Multifamily Connecticut Avenue Securities, Series 2019-1, Class M10, (30-day Average USD-SOFR + 3.364%) 8.685% 10/15/2049[1,4,10]	1,299	1,282
Multifamily Connecticut Avenue Securities, Series 2020-1, Class M10, (30-day Average USD-SOFR + 3.864%) 9.185% 3/25/2050[1,4,10]	8,814	8,742
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 9.32% 11/25/2053[1,4,10]	9,300	9,507
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M10, (30-day Average USD-SOFR + 6.50%) 11.82% 11/25/2053[1,4,10]	24,745	26,225
Multifamily Structured Credit Risk, Series 21-MN1, Class M2, (30-day Average USD-SOFR + 3.75%) 9.07% 1/25/2051[1,4,10]	2,730	2,683
Multifamily Structured Credit Risk, Series 21-MN3, Class M2, 9.32% 11/25/2051[1,4,10]	3,500	3,453
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.614% 2/10/2032[1,10]	3,558	3,289
One Market Plaza Trust, Series 2017-1MKT, Class C, 4.016% 2/10/2032[1,10]	3,000	2,679
ORL Trust, Series 2023-GLKS, Class C, (1-month USD CME Term SOFR + 3.651%) 8.976% 10/19/2036[1,4,10]	10,811	10,879
ORL Trust, Series 2023-GLKS, Class D, (1-month USD CME Term SOFR + 4.301%) 9.626% 10/19/2036[1,4,10]	18,716	18,849
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 6.59% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026)[1,2,10]	2,350	2,290
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 6.94% 5/15/2038[1,4,10]	1,834	1,747
SFO Commercial Mortgage Trust, Series 2021-555, Class C, (1-month USD CME Term SOFR + 1.914%) 7.24% 5/15/2038[1,4,10]	3,000	2,815
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 6.016% 7/15/2036[1,4,10]	1,558	1,543
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD CME Term SOFR + 1.04%) 6.366% 7/15/2036[1,4,10]	8,000	7,919
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 6.171% 11/15/2038[1,4,10]	1,380	1,371
SREIT Trust, Series 2021-MFP, Class B, (1-month USD CME Term SOFR + 1.194%) 6.52% 11/15/2038[1,4,10]	1,478	1,469
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 6.769% 11/15/2038[1,4,10]	1,987	1,975
SREIT Trust, Series 2021-MFP, Class D, (1-month USD CME Term SOFR + 1.693%) 7.018% 11/15/2038[1,4,10]	2,392	2,376
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class D, (1-month USD CME Term SOFR + 1.95%) 7.275% 1/15/2039[1,4,10]	9,500	9,348
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class E, (1-month USD CME Term SOFR + 2.70%) 8.025% 1/15/2039[1,4,10]	10,693	10,385
UBS Commercial Mortgage Trust, Series 2017-C3, Class C, 4.386% 8/15/2050[4,10]	3,165	2,899
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class C, 3.848% 5/15/2048[4,10]	1,000	926
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class AS, 3.872% 5/15/2048[4,10]	3,115	3,015
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class AS, 4.013% 6/15/2048[4,10]	7,439	7,217
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, 4.176% 7/15/2048[4,10]	6,363	5,933
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4, 3.096% 6/15/2049[10]	25	24
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class C, 4.302% 10/15/2050[4,10]	5,079	4,519
Wells Fargo Commercial Mortgage Trust, Series 2018-C46, Class B, 4.633% 8/15/2051[10]	2,903	2,627
American Funds Multi-Sector Income Fund — Page 29 of 46

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class C, 3.81% 12/15/2052[10]	USD2,000	$1,682
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class D, 3.153% 9/15/2057[1,10]	3,561	3,313
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class B, 4.496% 9/17/2057[4,10]	4,100	3,968
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class B, 4.54% 9/15/2058[4,10]	6,750	6,526
Wells Fargo Commercial Mortgage Trust, Series 2015-LC22, Class C, 4.54% 9/15/2058[4,10]	110	105
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class B, 4.944% 1/15/2059[4,10]	5,760	5,417
WF-RBS Commercial Mortgage Trust, Series 2014-C22, Class AS, 4.069% 9/15/2057[4,10]	3,560	3,249
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 8.114% 11/15/2027[1,4,10]	15,228	15,318
WSTN Trust, Series 2023-MAUI, Class B, 7.018% 7/5/2037[1,4,10]	10,388	10,385
WSTN Trust, Series 2023-MAUI, Class C, 7.69% 7/5/2037[1,4,10]	4,602	4,539
WSTN Trust, Series 2023-MAUI, Class D, 8.455% 7/5/2037[1,4,10]	8,993	8,938
		1,180,601
Collateralized mortgage-backed obligations (privately originated) 1.52%
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[1,4,10]	983	894
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,4,10]	161	147
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,10]	1,470	1,327
BRAVO Residential Funding Trust, Series 2022-R1, Class A, 3.125% 1/29/2070 (6.125% on 1/29/2025)[1,2,10]	10,955	10,309
Cascade Funding Mortgage Trust, Series 2021-HB7, Class A, 1.151% 10/27/2031[1,4,10]	469	458
Cascade Funding Mortgage Trust, Series 2021-HB7, Class M1, 2.125% 10/27/2031[1,4,10]	1,296	1,240
Cascade Funding Mortgage Trust, Series 2023-HB12, Class M1, 4.25% 4/25/2033[1,4,10]	6,729	6,378
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,4,10]	1,737	1,702
Cascade Funding Mortgage Trust, Series 2018-RM2, Class B, 4.00% 10/25/2068[1,4,10]	1,049	971
Cascade Funding Mortgage Trust, Series 2018-RM2, Class C, 4.00% 10/25/2068[1,4,10]	771	683
Cascade Funding Mortgage Trust, Series 2018-RM2, Class D, 4.00% 10/25/2068[1,4,10]	771	668
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 10/25/2068[1,4,10]	631	624
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% 8/25/2054 (5.25% on 11/25/2027)[1,2,10]	14,794	13,457
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2, 3.585% 12/10/2054[10]	176	167
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,10]	107	99
Credit Suisse Mortgage Trust, Series 2020-NET, Class B, 2.816% 8/15/2037[1,10]	2,200	2,045
FARM Mortgage Trust, Series 2024-1, Class B, 5.122% 10/1/2053[1,4,10]	5,096	4,141
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 10/25/2051[1,4,10]	123	100
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1B, (30-day Average USD-SOFR + 3.35%) 8.67% 5/25/2042[1,4,10]	1,400	1,465
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 7.47% 9/25/2042[1,4,10]	415	420
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 9.02% 9/25/2042[1,4,10]	1,460	1,550
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2019-DNA3, Class B2, (30-day Average USD-SOFR + 8.264%) 13.585% 7/25/2049[1,4,10]	6,325	7,304
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class B2, (30-day Average USD-SOFR + 4.914%) 10.235% 2/25/2050[1,4,10]	10,867	11,686
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA3, Class B2, (30-day Average USD-SOFR + 9.464%) 14.785% 6/25/2050[1,4,10]	11,960	15,652
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA3, Class B2, (30-day Average USD-SOFR + 10.114%) 15.435% 7/25/2050[1,4,10]	4,000	5,324
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B1, (30-day Average USD-SOFR + 6.114%) 11.435% 8/25/2050[1,4,10]	7,184	8,137
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA4, Class B2, (30-day Average USD-SOFR + 10.114%) 15.435% 8/25/2050[1,4,10]	23,335	31,470
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B1, (30-day Average USD-SOFR + 4.80%) 10.129% 10/25/2050[1,4,10]	5,030	5,656
American Funds Multi-Sector Income Fund — Page 30 of 46

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 16.829% 10/25/2050[1,4,10]	USD9,173	$12,389
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 10.97% 12/25/2050[1,4,10]	1,575	1,733
Hundred Acre Wood Trust, Series 2021-INV1, Class A9, 2.50% 7/25/2051[1,4,10]	2,312	2,028
JP Morgan Mortgage Trust, Series 2024-CES1, Class A3, 6.712% 6/25/2054 (7.397% on 3/1/2028)[1,4,10]	2,010	2,018
JP Morgan Mortgage Trust, Series 2024-CES1, Class M1, 6.91% 6/25/2054 (7.596% on 3/1/2028)[1,4,10]	1,628	1,634
Legacy Mortgage Asset Trust, Series 2020-GS4, Class A1, 6.25% 2/25/2060 (7.25% on 5/28/2024)[1,2,10]	191	192
Legacy Mortgage Asset Trust, Series 2020-GS3, Class A1, 3.25% 5/25/2060 (7.25% on 4/25/2024)[1,2,10]	1,353	1,359
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,2,10]	10,199	9,911
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061[1,4,10]	733	712
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (5.25% on 11/25/2024)[1,2,10]	2,262	2,190
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A, 4.00% 12/25/2057[1,4,10]	38	36
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25% 12/25/2057[1,4,10]	107	102
New Residential Mortgage Loan Trust, Series 2018-5A, Class A1, 4.75% 12/25/2057[1,4,10]	81	79
Progress Residential Trust, Series 2020-SFR2, Class A, 2.078% 6/18/2037[1,10]	100	96
Progress Residential Trust, Series 2024-SFR1, Class E1, 3.85% 2/17/2041[1,10]	5,658	5,025
Progress Residential Trust, Series 2024-SFR1, Class E2, 3.85% 2/17/2041[1,10]	2,789	2,411
Progress Residential Trust, Series 2024-SFR2, Class E1, 3.40% 4/17/2041[1,4,10]	3,064	2,628
Progress Residential Trust, Series 2024-SFR2, Class E2, 3.65% 4/17/2041[1,4,10]	2,568	2,191
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,4,10]	227	221
Towd Point Mortgage Trust, Series 2017-2, Class B2, 4.235% 4/25/2057[1,4,10]	2,400	2,172
Towd Point Mortgage Trust, Series 2018-1, Class A2, 3.25% 1/25/2058[1,4,10]	2,477	2,340
Towd Point Mortgage Trust, Series 2019-4, Class M1B, 3.00% 10/25/2059[1,4,10]	3,000	2,491
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,6]	22,184	20,611
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[1,10]	904	880
Tricon Residential Trust, Series 2023-SFR1, Class E, 7.977% 7/17/2040[1,10]	1,087	1,110
VM Fund I, LLC 8.625% 1/15/2028[1,6]	6,661	6,561
		217,194
Total mortgage-backed obligations		1,397,795
Bonds & notes of governments & government agencies outside the U.S. 8.17%
Abu Dhabi (Emirate of) 2.50% 9/30/2029[1]	15,000	13,475
Abu Dhabi (Emirate of) 1.70% 3/2/2031[1]	12,800	10,637
Abu Dhabi (Emirate of) 3.125% 9/30/2049	18,300	12,897
Abu Dhabi (Emirate of) 3.875% 4/16/2050	22,300	17,880
Albania (Republic of) 5.90% 6/9/2028	EUR4,300	4,776
Angola (Republic of) 8.25% 5/9/2028	USD2,500	2,414
Angola (Republic of) 8.00% 11/26/2029	25,240	23,569
Angola (Republic of) 8.75% 4/14/2032	24,100	22,213
Argentine Republic 1.00% 7/9/2029	5,233	2,827
Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[2]	40,175	21,144
Argentine Republic 3.625% 7/9/2035 (4.125% on 7/9/2024)[2]	67,216	28,035
Brazil (Federative Republic of) 4.75% 1/14/2050	12,300	9,250
Chile (Republic of) 3.10% 5/7/2041	10,835	8,045
Colombia (Republic of) 4.50% 3/15/2029	300	277
Colombia (Republic of) 3.00% 1/30/2030	5,111	4,252
Colombia (Republic of) 3.25% 4/22/2032	10,720	8,374
Colombia (Republic of) 8.00% 4/20/2033	16,970	17,945
Colombia (Republic of) 7.50% 2/2/2034	10,925	11,192
Colombia (Republic of) 8.00% 11/14/2035	4,650	4,893
Colombia (Republic of) 7.375% 9/18/2037	300	300
Colombia (Republic of) 5.625% 2/26/2044	902	718
American Funds Multi-Sector Income Fund — Page 31 of 46

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Colombia (Republic of) 5.00% 6/15/2045	USD11,144	$8,113
Colombia (Republic of) 5.20% 5/15/2049	200	147
Colombia (Republic of) 4.125% 5/15/2051	400	249
Costa Rica (Republic of) 6.125% 2/19/2031	4,228	4,292
Costa Rica (Republic of) 6.125% 2/19/2031[1]	1,700	1,726
Costa Rica (Republic of) 7.00% 4/4/2044	1,200	1,246
Dominican Republic 5.50% 1/27/2025	1,400	1,393
Dominican Republic 6.875% 1/29/2026	1,000	1,011
Dominican Republic 5.95% 1/25/2027	1,650	1,646
Dominican Republic 5.50% 2/22/2029	2,757	2,683
Dominican Republic 4.50% 1/30/2030	8,243	7,531
Dominican Republic 4.50% 1/30/2030[1]	5,789	5,289
Dominican Republic 7.05% 2/3/2031[1]	1,850	1,919
Dominican Republic 6.00% 2/22/2033	5,120	4,984
Dominican Republic 6.00% 2/22/2033[1]	1,285	1,251
Dominican Republic 5.30% 1/21/2041	1,276	1,088
Dominican Republic 5.30% 1/21/2041[1]	412	351
Dominican Republic 5.875% 1/30/2060	21,900	18,676
Dominican Republic 5.875% 1/30/2060[1]	1,700	1,450
Egypt (Arab Republic of) 5.80% 9/30/2027	2,920	2,642
Egypt (Arab Republic of) 7.60% 3/1/2029	1,075	993
Egypt (Arab Republic of) 5.875% 2/16/2031	14,025	11,256
Egypt (Arab Republic of) 5.875% 2/16/2031[1]	4,380	3,515
Egypt (Arab Republic of) 7.625% 5/29/2032[1]	2,100	1,794
Egypt (Arab Republic of) 7.625% 5/29/2032	1,500	1,281
Egypt (Arab Republic of) 8.50% 1/31/2047	1,805	1,437
Egypt (Arab Republic of) 7.903% 2/21/2048	940	715
Egypt (Arab Republic of) 8.70% 3/1/2049	2,810	2,278
Egypt (Arab Republic of) 8.75% 9/30/2051	7,500	6,089
Egypt (Arab Republic of) 8.15% 11/20/2059	13,605	10,442
Egypt (Arab Republic of) 7.50% 2/16/2061	24,820	17,889
Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024[5]	4,900	3,600
Export-Import Bank of India 3.25% 1/15/2030	14,100	12,666
Gabonese Republic 6.95% 6/16/2025	7,400	7,272
Gabonese Republic 7.00% 11/24/2031[1]	6,000	5,133
Gabonese Republic 7.00% 11/24/2031	2,200	1,882
Georgia (Republic of) 2.75% 4/22/2026[1]	2,880	2,686
Georgia (Republic of) 2.75% 4/22/2026	2,667	2,487
Ghana (Republic of) 7.75% 4/7/2029[1,5]	3,600	1,874
Ghana (Republic of) 8.125% 3/26/2032[5]	15,400	7,984
Ghana (Republic of) 8.125% 3/26/2032[1,5]	1,500	778
Honduras (Republic of) 6.25% 1/19/2027	17,060	16,511
Honduras (Republic of) 5.625% 6/24/2030	24,048	21,428
Honduras (Republic of) 5.625% 6/24/2030[1]	6,175	5,502
Hungary (Republic of) 6.25% 9/22/2032[1]	4,500	4,687
Indonesia (Republic of) 6.625% 2/17/2037	20,300	22,990
Indonesia (Republic of) 4.625% 4/15/2043	5,800	5,436
Indonesia (Republic of) 6.75% 1/15/2044	575	674
Indonesia (Republic of) 5.125% 1/15/2045	1,515	1,505
Jordan (Hashemite Kingdom of) 5.75% 1/31/2027[1]	10,100	9,786
Jordan (Hashemite Kingdom of) 7.50% 1/13/2029	14,690	14,690
Jordan (Hashemite Kingdom of) 5.85% 7/7/2030[1]	2,100	1,937
Kazakhstan (Republic of) 4.875% 10/14/2044	3,200	3,056
Kenya (Republic of) 7.25% 2/28/2028	13,400	12,823
Kenya (Republic of) 8.00% 5/22/2032	2,000	1,880
American Funds Multi-Sector Income Fund — Page 32 of 46

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Kenya (Republic of) 8.25% 2/28/2048	USD200	$173
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	9,000	9,166
Mic Capital Management (RSC) Seven, Ltd. 5.084% 5/22/2053[1]	1,070	1,012
Mongolia (State of) 3.50% 7/7/2027	472	426
Mongolia (State of) 8.65% 1/19/2028[1]	590	623
Mongolia (State of) 7.875% 6/5/2029	5,600	5,789
Mongolia (State of) 4.45% 7/7/2031	3,290	2,795
Morocco (Kingdom of) 5.95% 3/8/2028	6,100	6,173
Mozambique (Republic of) 9.00% 9/15/2031	21,360	18,346
Nigeria (Republic of) 7.875% 2/16/2032	42,940	38,996
Nigeria (Republic of) 8.25% 9/28/2051[1]	15,000	12,332
Oman (Sultanate of) 6.75% 10/28/2027	7,350	7,655
Oman (Sultanate of) 5.625% 1/17/2028	11,100	11,164
Pakistan (Islamic Republic of) 6.875% 12/5/2027	1,650	1,411
Panama (Republic of) 7.125% 1/29/2026	200	203
Panama (Republic of) 3.16% 1/23/2030	400	333
Panama (Republic of) 7.50% 3/1/2031	4,410	4,582
Panama (Republic of) 2.252% 9/29/2032	7,300	5,230
Panama (Republic of) 6.875% 1/31/2036	10,190	9,960
Panama (Republic of) 8.00% 3/1/2038	6,580	6,910
Panama (Republic of) 4.50% 4/16/2050	17,000	11,518
Panama (Republic of) 4.30% 4/29/2053	2,800	1,823
Panama (Republic of) 6.853% 3/28/2054	9,000	8,196
Panama (Republic of) 4.50% 4/1/2056	10,000	6,542
Panama (Republic of) 7.875% 3/1/2057	1,800	1,823
Panama (Republic of) 3.87% 7/23/2060	12,550	7,310
Panama (Republic of) 4.50% 1/19/2063	14,545	9,357
Paraguay (Republic of) 4.95% 4/28/2031	8,000	7,716
Paraguay (Republic of) 2.739% 1/29/2033	7,000	5,700
Paraguay (Republic of) 6.00% 2/9/2036[1]	3,874	3,929
Peru (Republic of) 4.125% 8/25/2027	300	291
Peru (Republic of) 2.783% 1/23/2031	1,200	1,030
Peru (Republic of) 3.00% 1/15/2034	17,390	14,286
Peru (Republic of) 6.55% 3/14/2037	9,500	10,346
Peru (Republic of) 3.55% 3/10/2051	1,200	872
Peru (Republic of) 2.78% 12/1/2060	18,649	10,798
Peru (Republic of) 3.23% 7/28/2121	1,400	805
PETRONAS Capital, Ltd. 3.50% 4/21/2030	9,700	8,913
PETRONAS Capital, Ltd. 3.50% 4/21/2030[1]	1,300	1,195
PETRONAS Capital, Ltd. 4.55% 4/21/2050[1]	800	710
Philippines (Republic of) 3.00% 2/1/2028	8,300	7,739
Philippines (Republic of) 1.648% 6/10/2031	1,200	960
Philippines (Republic of) 3.95% 1/20/2040	9,200	7,924
Philippines (Republic of) 3.70% 2/2/2042	2,500	2,050
Philippines (Republic of) 3.20% 7/6/2046	4,800	3,450
Philippines (Republic of) 4.20% 3/29/2047	4,000	3,381
Poland (Republic of) 4.875% 10/4/2033	12,905	12,736
Qatar (State of) 3.75% 4/16/2030[1]	17,100	16,429
Qatar (State of) 4.625% 6/2/2046	1,500	1,381
Qatar (State of) 5.103% 4/23/2048	1,600	1,559
Qatar (State of) 4.817% 3/14/2049	13,600	12,773
Qatar (State of) 4.40% 4/16/2050[1]	7,600	6,728
Republika Srpska 4.75% 4/27/2026	EUR835	870
Romania 5.375% 3/22/2031	18,105	19,666
Romania 2.00% 1/28/2032	7,500	6,448
American Funds Multi-Sector Income Fund — Page 33 of 46

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Romania 2.00% 1/28/2032	EUR3,300	$2,837
Romania 2.00% 4/14/2033	2,720	2,259
Romania 6.375% 1/30/2034[1]	USD12,694	12,895
Romania 3.50% 4/3/2034	EUR30	28
Romania 5.125% 6/15/2048	USD2,900	2,469
Romania 5.125% 6/15/2048[1]	300	255
Saudi Arabia (Kingdom of) 5.00% 1/18/2053[1]	14,700	13,163
Saudi Arabia (Kingdom of) 5.75% 1/16/2054	33,600	33,348
Saudi Arabia (Kingdom of) 5.75% 1/16/2054[1]	3,690	3,662
Senegal (Republic of) 4.75% 3/13/2028	EUR4,500	4,386
Senegal (Republic of) 4.75% 3/13/2028	1,500	1,462
Senegal (Republic of) 5.375% 6/8/2037	680	535
Senegal (Republic of) 6.75% 3/13/2048	USD34,700	25,839
South Africa (Republic of) 4.30% 10/12/2028	25,300	22,765
South Africa (Republic of) 5.875% 6/22/2030	500	464
South Africa (Republic of) 5.875% 4/20/2032	10,600	9,567
South Africa (Republic of) 5.00% 10/12/2046	7,500	5,078
South Africa (Republic of) 6.30% 6/22/2048	12,200	9,620
Sri Lanka (Democratic Socialist Republic of) 7.55% 3/28/2030[5]	14,029	8,276
Turkey (Republic of) 7.625% 4/26/2029	2,450	2,503
Turkey (Republic of) 5.875% 6/26/2031	30,250	27,803
Turkey (Republic of) 6.50% 9/20/2033	2,000	1,880
Turkey (Republic of) 6.00% 1/14/2041	16,200	13,375
Ukraine 8.994% 2/1/2026[5]	6,377	2,407
Ukraine 7.75% 9/1/2028[5]	4,500	1,483
Ukraine 7.75% 9/1/2029[5]	200	66
Ukraine 9.75% 11/1/2030[5]	200	71
Ukraine 6.876% 5/21/2031[1,5]	4,800	1,407
Ukraine 7.375% 9/25/2034[5]	4,500	1,317
United Mexican States 3.75% 1/11/2028	200	190
United Mexican States 4.50% 4/22/2029	18,100	17,525
United Mexican States 2.659% 5/24/2031	649	543
United Mexican States 4.75% 4/27/2032	18,520	17,593
United Mexican States 6.00% 5/7/2036	9,710	9,752
United Mexican States 6.05% 1/11/2040	13,600	13,474
United Mexican States 4.75% 3/8/2044	200	167
United Mexican States 5.00% 4/27/2051	1,200	1,013
United Mexican States 6.338% 5/4/2053	8,095	8,007
United Mexican States 6.40% 5/7/2054	5,000	4,993
United Mexican States 3.75% 4/19/2071	4,770	3,048
		1,167,814
Asset-backed obligations 5.99%
AB BSL CLO 2, Ltd., Series 2021-2, Class D, (3-month USD CME Term SOFR + 3.612%) 8.926% 4/15/2034[1,4,10]	2,500	2,495
Affirm, Inc., Series 2023-B, Class D, 8.78% 9/15/2028[1,10]	2,055	2,110
Affirm, Inc., Series 2023-B, Class E, 11.32% 9/15/2028[1,10]	2,553	2,646
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 3/15/2027[1,10]	82	81
American Credit Acceptance Receivables Trust, Series 2021-3, Class C, 0.98% 11/15/2027[1,10]	25	25
American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.46% 3/13/2028[1,10]	2,000	1,945
American Credit Acceptance Receivables Trust, Series 2022-3, Class D, 5.83% 10/13/2028[1,10]	1,663	1,660
American Credit Acceptance Receivables Trust, Series 2023-2, Class D, 6.47% 8/13/2029[1,10]	14,180	14,207
ARES CLO, Ltd., Series 2013-2, Class DR2, (3-month USD CME Term SOFR + 3.511%) 8.831% 10/28/2034[1,4,10]	3,000	2,973
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class D, 3.34% 8/20/2026[1,10]	10,000	9,513
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,10]	100	95
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[1,10]	1,062	972
American Funds Multi-Sector Income Fund — Page 34 of 46

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[1,10]	USD551	$506
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class D, 3.71% 8/20/2027[1,10]	8,000	7,273
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class B, 6.12% 2/22/2028[1,10]	3,841	3,881
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-3A, Class C, 7.05% 2/22/2028[1,10]	9,363	9,561
Babson CLO, Ltd., Series 2021-1, Class D, (3-month USD CME Term SOFR + 3.162%) 8.486% 4/25/2034[1,4,10]	4,500	4,401
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class B, 3.59% 9/17/2031[1,10]	300	292
Bankers Healthcare Group Securitization Trust, Series 2020-A, Class C, 5.17% 9/17/2031[1,10]	300	291
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class B, 2.79% 11/17/2033[1,10]	4,733	4,305
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class C, 3.69% 11/17/2033[1,10]	1,420	1,174
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,10]	1,992	1,756
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,10]	604	527
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029[10]	3,699	3,701
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class D, 6.03% 11/15/2029[10]	7,182	7,175
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[10]	164	156
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,10]	2,371	2,092
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,10]	260	240
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,10]	310	267
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,10]	94	85
CF Hippolyta, LLC, Series 2022-1, Class A1, 5.97% 8/15/2062[1,10]	14,456	14,115
CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[1,10]	10,706	10,791
CLI Funding V, LLC, Series 2020-2A, Class B, 3.56% 9/15/2045[1,10]	180	162
CLI Funding VI, LLC, Series 2020-1A, Class B, 3.62% 9/18/2045[1,10]	233	211
CPS Auto Receivables Trust, Series 2022-B, Class D, 5.19% 8/15/2028[1,10]	6,000	5,901
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030[1,10]	1,176	1,179
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030[1,10]	589	592
CPS Auto Receivables Trust, Series 2022-C, Class D, 6.45% 4/15/2030[1,10]	3,377	3,395
CPS Auto Receivables Trust, Series 2022-D, Class E, 12.12% 6/17/2030[1,10]	8,000	8,909
CPS Auto Receivables Trust, Series 2024-A, Class E, 8.42% 8/15/2031[1,10]	1,000	1,015
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class C, 5.70% 10/15/2032[1,10]	6,000	5,918
Credit Acceptance Auto Loan Trust, Series 2022-1A, Class D, 6.63% 12/15/2032[1,10]	8,000	7,867
Credit Acceptance Auto Loan Trust, Series 2023-1, Class C, 7.71% 7/15/2033[1,10]	10,000	10,304
Credit Acceptance Auto Loan Trust, Series 2023-3, Class B, 7.09% 10/17/2033[1,10]	3,920	3,996
Credit Acceptance Auto Loan Trust, Series 2023-3, Class C, 7.62% 12/15/2033[1,10]	4,519	4,641
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05% 5/15/2028[10]	118	117
DriveTime Auto Owner Trust, Series 2020-2A, Class D, 4.73% 3/16/2026[1,10]	614	612
DriveTime Auto Owner Trust, Series 2021-1, Class C, 0.84% 10/15/2026[1,10]	22	22
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[1,10]	100	96
DriveTime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2/16/2027[1,10]	248	246
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[1,10]	277	266
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,10]	9,464	9,546
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,10]	9,784	10,029
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,10]	117	104
Exeter Automobile Receivables Trust, Series 2020-2, Class D, 4.73% 4/15/2026[1,10]	28	28
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[10]	106	104
Exeter Automobile Receivables Trust, Series 2023-1, Class E, 12.07% 9/16/2030[1,10]	9,863	11,069
Exeter Automobile Receivables Trust, Series 2023-2, Class E, 9.75% 11/15/2030[1,10]	4,243	4,529
Exeter Automobile Receivables Trust, Series 2023-3, Class E, 9.98% 1/15/2031[1,10]	12,466	13,240
Exeter Automobile Receivables Trust, Series 2023-4, Class E, 9.57% 2/18/2031[1,10]	18,459	19,386
Exeter Automobile Receivables Trust, Series 2023-5, Class E, 9.58% 6/16/2031[1,10]	29,214	31,034
Exeter Automobile Receivables Trust, Series 2024-1, Class E, 7.89% 8/15/2031[1,10]	7,758	7,788
Exeter Automobile Receivables Trust, Series 2024-2A, Class E, 7.98% 10/15/2031[1,10]	9,081	9,105
First Investors Auto Owner Trust, Series 2021-1A, Class D, 1.62% 3/15/2027[1,10]	300	289
American Funds Multi-Sector Income Fund — Page 35 of 46

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Fortress Credit BSL, Ltd., CLO, Series 2023-1, Class B1, (3-month USD CME Term SOFR + 3.00%) 8.316% 4/23/2036[1,4,10]	USD13,282	$13,362
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[1,10]	94	84
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,10]	2,257	1,863
Generate CLO, Ltd., Series 2023-12, Class D, (3-month USD CME Term SOFR + 5.25%) 10.568% 7/20/2036[1,4,10]	2,000	2,028
Global SC Finance SRL, Series 2021-1A, Class B, 2.76% 4/17/2041[1,10]	1,382	1,221
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,10]	271	255
Global SC Finance V SRL, Series 2020-1A, Class B, 3.55% 10/17/2040[1,10]	305	281
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,10]	573	501
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,10]	3,017	3,034
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,10]	2,728	2,760
GLS Auto Receivables Trust, Series 2023-3, Class E, 9.27% 8/15/2030[1,10]	3,100	3,251
GLS Auto Receivables Trust, Series 2023-4, Class E, 9.72% 8/15/2030[1,10]	6,660	7,056
GLS Auto Receivables Trust, Series 2024-1, Class E, 7.94% 10/15/2030[1,10]	6,818	6,848
GSAMP Trust, Series 2005-SD2, Class M3, (1-month USD CME Term SOFR + 1.464%) 6.794% 4/25/2035[1,4,10]	328	325
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,6,10]	10,827	10,827
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,10]	2,688	2,731
Hertz Vehicle Financing III, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,10]	826	755
Hertz Vehicle Financing III, LLC, Series 2023-3, Class B, 6.53% 2/25/2028[1,10]	6,769	6,902
Hertz Vehicle Financing III, LLC, Series 2023-3, Class C, 7.26% 2/25/2028[1,10]	10,000	10,241
Hertz Vehicle Financing III, LLC, Series 2023-3, Class D, 9.43% 2/25/2028[1,10]	9,583	9,843
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,10]	9,556	8,791
Hertz Vehicle Financing III, LLC, Series 2022-5, Class D, 6.78% 9/25/2028[1,10]	7,167	6,901
Hertz Vehicle Financing III, LLC, Series 2023-4, Class B, 6.73% 3/25/2030[1,10]	7,762	8,074
Hertz Vehicle Financing III, LLC, Series 2023-4, Class C, 7.51% 3/25/2030[1,10]	4,937	5,199
Hertz Vehicle Financing III, LLC, Series 2023-4, Class D, 9.44% 3/25/2030[1,10]	12,100	12,631
Hertz Vehicle Financing, LLC, Series 2021-1, Class D, 3.98% 12/26/2025[1,10]	2,750	2,694
Hertz Vehicle Financing, LLC, Series 2021-2, Class D, 4.34% 12/27/2027[1,10]	27,490	25,109
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,10]	751	734
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027[1,10]	3,556	3,586
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,10]	958	960
Marble Point CLO, Ltd., Series 2020-1, Class D, (3-month USD CME Term SOFR + 4.012%) 9.329% 4/20/2033[1,4,10]	3,829	3,719
Marble Point CLO, Ltd., Series 2019-2, Class D1R, (3-month USD CME Term SOFR + 3.662%) 8.971% 11/16/2034[1,4,10]	2,000	1,926
Mission Lane Credit Card Master Trust, Series 2022-A, Class A, 6.92% 9/15/2027[1,10]	6,871	6,875
Mission Lane Credit Card Master Trust, Series 2022-A, Class B, 9.20% 9/15/2027[1,10]	500	500
Mission Lane Credit Card Master Trust, Series 2022-A, Class C, 11.82% 9/15/2027[1,10]	9,600	9,598
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[6,7,10]	20,015	20,001
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[6,7,10]	3,200	3,197
Mission Lane Credit Card Master Trust, Series 2022-B, Class B, 10.42% 1/15/2028[6,7,10]	11,980	12,081
Mission Lane Credit Card Master Trust, Series 2022-B, Class C, 12.09% 1/15/2028[6,7,10]	10,745	10,831
Mission Lane Credit Card Master Trust, Series 2022-B, Class D, 14.45% 1/15/2028[6,7,10]	5,000	5,040
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[1,10]	5,122	5,174
Mission Lane Credit Card Master Trust, Series 2023-A, Class C, 10.03% 7/17/2028[1,10]	17,200	17,313
Mission Lane Credit Card Master Trust, Series 2023-A, Class E, 15.73% 7/17/2028[1,10]	6,240	6,271
American Funds Multi-Sector Income Fund — Page 36 of 46

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Mission Lane Credit Card Master Trust, Series 2023-B, Class D, 11.97% 11/15/2028[1,10]	USD16,499	$16,638
Mission Lane Credit Card Master Trust, Series 2023-B, Class E, 15.56% 11/15/2028[1,10]	15,142	15,222
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,10]	3,439	3,074
Navigator Aircraft ABS, Ltd., Series 2021-1, Class B, 3.571% 11/15/2046[1,10]	782	677
Nelnet Student Loan Trust, Series 2021-CA, Class D, 4.44% 4/20/2062[1,10]	1,889	1,535
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,10]	4,050	3,553
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class A, 1.59% 5/17/2027[1,10]	2,475	2,458
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class B, 2.28% 5/17/2027[1,10]	1,167	1,160
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class C, 2.97% 5/17/2027[1,10]	1,150	1,135
OnDeck Asset Securitization Trust, LLC, Series 2021-1A, Class D, 4.94% 5/17/2027[1,10]	1,150	1,134
OnDeck Asset Securitization Trust, LLC, Series 2023-1A, Class B, 8.25% 8/19/2030[1,10]	15,283	15,273
Oportun Funding, LLC, Series 2021-B, Class C, 3.65% 5/8/2031[1,10]	2,525	2,397
Oportun Funding, LLC, Series 2021-B, Class D, 5.41% 5/8/2031[1,10]	1,000	912
Orion CLO, Ltd., Series 2023-1, Class C, (3-month USD CME Term SOFR + 3.25%) 8.681% 10/25/2036[1,4,10]	5,133	5,151
Orion CLO, Ltd., Series 2023-1, Class D, (3-month USD CME Term SOFR + 5.15%) 10.584% 10/25/2036[1,4,10]	4,162	4,217
Palmer Square Loan Funding, CLO, Series 2023-1, Class C, (3-month USD CME Term SOFR + 4.75%) 10.068% 7/20/2031[1,4,10]	9,728	9,755
Prestige Auto Receivables Trust, Series 2023-1, Class D, 6.33% 4/16/2029[1,10]	5,191	5,181
Prestige Auto Receivables Trust, Series 2023-2, Class E, 9.90% 11/15/2030[1,10]	10,170	10,522
Prestige Auto Receivables Trust, Series 2024-1, Class E, 7.94% 4/15/2031[1,10]	2,050	2,065
RAD CLO, Ltd., Series 2020-7, Class CR, (3-month USD CME Term SOFR + 2.60%) 7.919% 4/17/2036[1,4,10]	13,000	13,000
RAD CLO, Ltd., Series 2023-20, Class D, (3-month USD CME Term SOFR + 5.00%) 10.406% 7/20/2036[1,4,10]	10,880	10,967
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class A, 5.38% 11/25/2030[1,10]	5,775	5,743
Research-Driven Pagaya Motor Asset Trust I, Series 2022-3, Class B, 6.58% 11/25/2030[1,10]	13,829	13,605
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[10]	2,589	2,567
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 9/15/2027[10]	172	172
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028[10]	1,100	1,105
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/15/2028[10]	2,418	2,390
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[1,10]	7,329	7,399
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,10]	273	241
SMB Private Education Loan Trust, Series 2021-A, Class D2, 3.86% 1/15/2053[1,10]	5,359	4,645
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86% 1/15/2053[1,10]	4,276	3,706
SMB Private Education Loan Trust, Series 2023-D, Class D, 8.87% 9/15/2053[1,10]	10,954	11,474
SMB Private Education Loan Trust, Series 2022-A, Class D, 4.75% 11/16/2054[1,10]	2,083	1,962
SMB Private Education Loan Trust, Series 2022-B, Class D, 5.95% 2/16/2055[1,10]	13,111	12,505
SMB Private Education Loan Trust, Series 2024-A, Class D, 8.22% 3/15/2056[1,10]	30,596	30,987
SMB Private Education Loan Trust, Series 2023-B, Class D, 7.56% 10/16/2056[1,10]	21,000	20,884
SMB Private Education Loan Trust, Series 2022-D, Class D, 7.23% 10/15/2058[1,10]	12,789	12,760
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,10]	2,507	2,228
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,10]	1,406	1,308
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,10]	1,349	1,240
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,10]	916	853
Stonepeak Infrastructure Partners, Series 2021-1A, Class B, 3.821% 2/28/2033[1,10]	873	792
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,10]	2,207	2,078
TAL Advantage V, LLC, Series 2020-1, Class B, 3.29% 9/20/2045[1,10]	2,151	1,955
Textainer Marine Containers, Ltd., Series 2020-2A, Class B, 3.34% 9/20/2045[1,10]	321	291
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046[1,10]	278	240
TIF Funding II, LLC, Series 2020-1A, Class B, 3.82% 8/20/2045[1,10]	1,006	918
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[1,10]	1,647	1,401
Triton Container Finance VIII, LLC, Series 2020-1, Class B, 3.74% 9/20/2045[1,10]	309	278
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[1,10]	2,708	2,316
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,10]	11,932	12,012
American Funds Multi-Sector Income Fund — Page 37 of 46

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Westlake Automobile Receivables Trust, Series 2023-2, Class D, 7.01% 11/15/2028[1,10]	USD17,928	$18,321
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,10]	6,642	6,721
		855,507
U.S. Treasury bonds & notes 1.45% U.S. Treasury 1.45%
U.S. Treasury 4.625% 6/30/2025	2,213	2,205
U.S. Treasury 4.625% 2/28/2026	4,708	4,705
U.S. Treasury 4.375% 8/15/2026	2,412	2,403
U.S. Treasury 4.625% 11/15/2026	2,204	2,212
U.S. Treasury 4.125% 2/15/2027	9	9
U.S. Treasury 3.625% 3/31/2028	15	14
U.S. Treasury 4.00% 1/31/2029	21,998	21,780
U.S. Treasury 4.25% 2/28/2029	38,182	38,244
U.S. Treasury 4.125% 11/15/2032	2	2
U.S. Treasury 4.00% 2/15/2034	49,085	48,291
U.S. Treasury 4.25% 5/15/2039	1,333	1,331
U.S. Treasury 4.75% 11/15/2043[11]	31,941	33,154
U.S. Treasury 4.50% 2/15/2044	2,335	2,349
U.S. Treasury 4.00% 11/15/2052	2,477	2,330
U.S. Treasury 4.75% 11/15/2053[11]	44,398	47,423
		206,452
Municipals 0.32% California 0.02%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.487% 6/1/2036	1,490	1,243
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-A-1, 3.714% 6/1/2041	2,235	1,758
		3,001
Florida 0.00%
County of Broward, Airport System Rev. Ref. Bonds, Series 2019-C, 3.477% 10/1/2043	75	62
Illinois 0.03%
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 12/1/2034	150	156
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2022-A, 4.00% 12/1/2047	4,020	3,601
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	90	89
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 12/15/2056	1,810	379
		4,225
Kansas 0.01%
City of Manhattan, Health Care Facs. Rev. Bonds (Meadowlark Hills), Series 2021-B, 2.44% 6/1/2025	1,590	1,567
Ohio 0.04%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	6,275	5,468
American Funds Multi-Sector Income Fund — Page 38 of 46

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Puerto Rico 0.11%	Principal amount (000)	Value (000)
G.O. Restructured Bonds, Series 2022-A-1, 5.375% 7/1/2025	USD977	$997
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2027	968	1,030
G.O. Restructured Bonds, Series 2022-A-1, 5.625% 7/1/2029	953	1,043
G.O. Restructured Bonds, Series 2022-A-1, 5.75% 7/1/2031	925	1,044
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2033	877	876
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2035	789	775
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2037	677	655
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2041	920	869
G.O. Restructured Bonds, Series 2022-A-1, 4.00% 7/1/2046	957	881
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2024	143	142
G.O. Restructured Bonds, Capital Appreciation Bonds, Series 2022-A-1, 0% 7/1/2033	1,129	742
G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[4]	3,878	2,247
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 7/1/2046	14,745	4,726
		16,027
Texas 0.09%
Brazoria County Industrial Dev. Corp., Solid Waste Disposal Facs. Rev. Bonds (Aleon Renewable Metals, LLC Project), Series 2023, AMT, 12.00% 6/1/2043[1]	12,500	12,644
Washington 0.02%
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Bonds (North Pacific Paper Co. Recycling Project), Series 2020-B, 9.00% 12/1/2036[1]	1,915	1,963
Total municipals		44,957
Total bonds, notes & other debt instruments (cost: $13,355,701,000)		13,482,111
Convertible bonds & notes 0.00% Communication services 0.00%
DISH Network Corp., convertible notes, 3.375% 8/15/2026	1,078	677
Total convertible bonds & notes (cost: $629,000)		677
Common stocks 0.52% Utilities 0.24%	Shares
Talen Energy Corp.[12]	372,237	35,121
Information technology 0.10%
Diebold Nixdorf, Inc.[12]	432,997	14,912
Energy 0.08%
Chesapeake Energy Corp.	75,595	6,715
FORESEA Holding SA, Class C, nonvoting shares[12]	100,536	2,476
FORESEA Holding SA, Class B12	12,196	300
Exxon Mobil Corp.	12,699	1,476
California Resources Corp.	633	35
Mesquite Energy, Inc.[6,12]	127	7
		11,009
American Funds Multi-Sector Income Fund — Page 39 of 46

unaudited
Common stocks (continued) Consumer discretionary 0.05%	Shares	Value (000)
Party City Holdco, Inc.[6,12]	394,088	$7,385
Party City Holdco, Inc.[1,6,12]	3,934	74
NMG Parent, LLC[12]	309	30
MYT Holding Co., Class B12	8,984	2
		7,491
Materials 0.05%
Venator Materials PLC[6,12]	9,406	6,636
Communication services 0.00%
Intelsat SA	1	— [9]
Total common stocks (cost: $63,562,000)		75,169
Preferred securities 0.00% Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,6,12]	5	8
Total preferred securities (cost: $5,000)		8
Rights & warrants 0.00% Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 9/24/2027[12]	374	4
Total rights & warrants (cost: $2,000)		4
Short-term securities 4.00% Money market investments 4.00%
Capital Group Central Cash Fund 5.37%[13,14]	5,714,915	571,263
Total short-term securities (cost: $571,454,000)		571,263
Options purchased (equity style) 0.03%
Options purchased (equity style)*		4,275
Total options purchased (equity style) (cost: $6,976,000)		4,275
Total investment securities 98.92% (cost: $13,998,329,000)		14,133,507
Total options written† (0.02)% (premium received: $5,824,000)		(3,076)
Other assets less liabilities 1.10%		156,571
Net assets 100.00%		$14,287,002
American Funds Multi-Sector Income Fund — Page 40 of 46

unaudited
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2024 (000)
Put
3 Month SOFR Futures Option	4,171	12/13/2024	USD94.37	USD1,042,750	$261
3 Month SOFR Futures Option	8,342	12/13/2024	94.44	2,085,500	573
3 Month SOFR Futures Option	8,342	12/13/2024	94.94	2,085,500	1,929
3 Month SOFR Futures Option	4,171	12/13/2024	95.12	1,042,750	1,512
					$4,275
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 3/31/2024 (000)
Put
3 Month SOFR Futures Option	4,171	12/13/2024	USD94.63	USD1,042,750	$(391)
3 Month SOFR Futures Option	16,683	12/13/2024	94.69	4,170,750	(1,877)
3 Month SOFR Futures Option	4,171	12/13/2024	94.87	1,042,750	(808)
					$(3,076)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 3/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	4,192	7/3/2024	USD857,199	$(691)
5 Year U.S. Treasury Note Futures	Long	2,542	7/3/2024	272,034	571
10 Year Euro-Bund Futures	Short	33	6/10/2024	(4,749)	(36)
10 Year U.S. Treasury Note Futures	Short	696	6/28/2024	(77,115)	(12)
10 Year U.S. Treasury Note Futures	Short	13,387	6/28/2024	(1,534,276)	(11,919)
20 Year U.S. Treasury Bond Futures	Long	3,387	6/28/2024	407,922	4,967
30 Year Ultra U.S. Treasury Bond Futures	Short	1,128	6/28/2024	(145,512)	(1,579)
					$(8,699)
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 3/31/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	68,327	EUR	62,463	Standard Chartered Bank	4/19/2024	$880
American Funds Multi-Sector Income Fund — Page 41 of 46

unaudited
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 3/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
CDX.NA.IG.41	1.00%	Quarterly	12/20/2028	USD28,902	$(661)	$(659)	$(2)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	231,075	(16,753)	(16,519)	(234)
					$(17,414)	$(17,178)	$(236)
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[15] (000)	Value at 3/31/2024[16] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 3/31/2024 (000)
CDX.NA.HY.41	5.00%	Quarterly	12/20/2028	USD44,426	$3,279	$3,276	$3
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	26,301	595	596	(1)
					$3,874	$3,872	$2
Investments in affiliates14

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 3/31/2024 (000)	Dividend or interest income (000)
Short-term securities 4.00%
Money market investments 4.00%
Capital Group Central Cash Fund 5.37%[13]	$284,321	$1,238,104	$951,046	$33	$(149)	$571,263	$4,708
Restricted securities7

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Mission Lane Credit Card Master Trust, Series 2022-B, Class A1, 8.25% 1/15/2028[6,10]	12/6/2022	$20,014	$20,001	.14%
Mission Lane Credit Card Master Trust, Series 2022-B, Class B, 10.42% 1/15/2028[6,10]	12/6/2022-6/23/2023	11,964	12,081.08
Mission Lane Credit Card Master Trust, Series 2022-B, Class C, 12.09% 1/15/2028[6,10]	12/6/2022	10,745	10,831.08
Mission Lane Credit Card Master Trust, Series 2022-B, Class D, 14.45% 1/15/2028[6,10]	12/6/2022-1/5/2024	5,010	5,040.04
Mission Lane Credit Card Master Trust, Series 2022-B, Class A2, 8.73% 1/15/2028[6,10]	12/6/2022	3,200	3,197.02
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[3,4]	9/13/2023	16,198	16,593.12
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.571% 9/13/2029[3,4]	9/13/2023-3/13/2024	317	319	.00 [17]
Stillwater Mining Co. 4.50% 11/16/2029	1/26/2024-2/20/2024	8,018	7,850.05
Stillwater Mining Co. 4.00% 11/16/2026	2/8/2024-2/20/2024	5,472	5,421.04
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[2,6]	6/23/2023	10,327	10,369.07
American Funds Multi-Sector Income Fund — Page 42 of 46

unaudited
Restricted securities7 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Modec Finance BV 7.84% 7/15/2026[6]	7/28/2023	$9,000	$9,049	.06%
NBM US Holdings, Inc. 6.625% 8/6/2029	9/22/2020	519	497.01
Total		$100,784	$101,248	.71%

[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,998,059,000, which represented 41.98% of the net assets of the fund.

[2]	Step bond; coupon rate may change at a later date.
[3]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $183,345,000, which represented 1.28% of the net assets of the fund.

[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[5]	Scheduled interest and/or principal payment was not received.
[6]	Value determined using significant unobservable inputs.
[7]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $101,248,000, which represented .71% of the net assets of the fund.

[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[9]	Amount less than one thousand.
[10]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $29,378,000, which represented .21% of the net assets of the fund.
[12]	Security did not produce income during the last 12 months.
[13]	Rate represents the seven-day yield at 3/31/2024.
[14]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[15]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[16]
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

[17]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
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Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of options on futures while held was $10,429,250,000. The average month-end notional amount of futures contracts while held was $4,258,254,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $31,573,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of credit default swaps while held were $484,929,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
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Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$9,790,168	$19,418	$9,809,586
Mortgage-backed obligations	—	1,370,623	27,172	1,397,795
Bonds & notes of governments & government agencies outside the U.S.	—	1,167,814	—	1,167,814
Asset-backed obligations	—	793,530	61,977	855,507
U.S. Treasury bonds & notes	—	206,452	—	206,452
Municipals	—	44,957	—	44,957
Convertible bonds & notes	—	677	—	677
Common stocks	58,259	2,808	14,102	75,169
Preferred securities	—	—	8	8
Rights & warrants	—	4	—	4
Short-term securities	571,263	—	—	571,263
Options purchased on futures (equity style)	4,275	—	—	4,275
Total	$633,797	$13,377,033	$122,677	$14,133,507

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$5,538	$—	$—	$5,538
Unrealized appreciation on open forward currency contracts	—	880	—	880
Unrealized appreciation on centrally cleared credit default swaps	—	3	—	3
Liabilities:
Value of options written	(3,076)	—	—	(3,076)
Unrealized depreciation on futures contracts	(14,237)	—	—	(14,237)
Unrealized depreciation on centrally cleared credit default swaps	—	(237)	—	(237)
Total	$(11,775)	$646	$—	$(11,129)
*
Options written, futures contracts, forward currency contracts and credit default swaps are not included in the fund’s investment portfolio.
American Funds Multi-Sector Income Fund — Page 45 of 46

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Key to abbreviation(s)
AMT = Alternative Minimum Tax
Auth. = Authority
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Dev. = Development
Econ. = Economic
EUR = Euros
Facs. = Facilities

Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
PIK = Payment In Kind
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RSC = Restricted Scope Company
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP1-126-0524O-S96494
American Funds Multi-Sector Income Fund — Page 46 of 46